                                                     Registration No. 333-68601

      As Filed with the Securities and Exchange Commission on

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                            Post-Effective Amendment No. 4

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2

A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account I

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Ellen B. King
          Secretary
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Michael Berenson, Esq.
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St. N.W.
          Washington, D.C. 20007-0805

     It is proposed that this filing will become effective (check appropriate box)

     ___   immediately upon filing pursuant to paragraph (b)

     ___   on May 1, 2001 pursuant to paragraph (b)

     ___   60 days after filing pursuant to paragraph (a)(l)

     _X_   on May 1, 2001 pursuant to paragraph (a)(l) of Rule 485.


E.   Title of securities being registered:

          Flexible Premium Combination Fixed and Variable Life Insurance
          Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this Registration Statement.

                      RECONCILIATION AND TIE BETWEEN
                        FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2              CAPTION IN PROSPECTUS
-----------              ---------------------

     1.                  Cover page

     2.                  Cover page

     3.                  Not applicable

     4.                  Distribution of Policy

     5.                  The Variable Account

     6.                  The Variable Account

     7.                  Not applicable

     8.                  Other Information -- Financial Statements

     9.                  Other Information -- Legal Proceedings

     10.                 Summary of Policy; The Variable Account; The Funds;
                         About the Policy; Voting Rights; Federal Income Tax Considerations

     11.                 Summary of Policy; The Variable Account; The Funds

     12.                 Summary of Policy; The Funds

     13. Summary of Policy; Expenses of the Funds; About the Policy -- Charges and Deductions; Distribution of Policy; Federal Income Tax
                         Considerations

     14.                 About the Policy -- Policy Application, Issuance and
                         Initial Premium

     15. About the Policy -- Policy Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     16. The Funds; About the Policy -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Surrenders and Surrender Charges, -- Partial Surrenders, -- Policy Loans

     17. Summary of Policy; About the Policy -- Account Value, -- Surrenders and Surrender Charges, -- Right of Return Period

     18.                 The Variable Account; About the Policy -- Account
                         Value

     19. About the Policy -- Other Policy Provisions -- Reports to Owner

     20.                 Not applicable

     21.                 About the Policy -- Policy Loans, -- Death Benefit,
                         -- Account Value

     22.                 Not applicable

     23.                 Our Directors and Executive Officers

     24.                 Not applicable

     25.                 Sun Life Assurance Company of Canada (U.S.)

     26.                 Not applicable

     27.                 Sun Life Assurance Company of Canada (U.S.)

     28. Sun Life Assurance Company of Canada (U.S.); Our Directors and Executive Officers

     29.                 Sun Life Assurance Company of Canada (U.S.)

     30.                 Not applicable

     31.                 Not applicable

     32.                 Not applicable

     33.                 Not applicable

     34.                 Not applicable

     35.                 Distribution of Policy

     36.                 Not applicable

     37.                 Not applicable

     38.                 Distribution of Policy

     39.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     40.                 Not applicable

     41.                 Sun Life Assurance Company of Canada (U.S.);
                         Distribution of Policy

     42.                 Not applicable

     43.                 Not applicable

     44.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges,
                         -- Charges and Deductions

     45.                 Not applicable

     46.                 About the Policy -- Application, Issuance and
                         Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

     47.                 The Funds

     48. Cover page; Sun Life Assurance Company of Canada (U.S.); The Variable Account

     49.                 Not applicable

     50.                 The Variable Account

     51. Summary of Policy; Sun Life Assurance Company of Canada (U.S.); About the Policy

     52. The Funds; The Variable Account; About the Policy -- Other Policy Provisions -- Addition, Deletion or Substitution of Investments, -- Modification

     53.                 Federal Income Tax Considerations

     54.                 Not applicable

     55.                 Not applicable

     56.                 Not applicable

     57.                 Not applicable


     58.                 Not applicable


     59.                 Not applicable

                               PART I




This prospectus is not intended to supercede the other prospectus which is part of this Registration Statement.

Sun Life Assurance Company of Canada (U.S.)                        [SUN LIFE OF CANADA LOGO]
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 700-6554

              FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
   A FLEXIBLE PREMIUM COMBINATION FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE
                                     POLICY

    This prospectus describes the variable portions of a combination fixed and variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US"), a member of the Sun Life Financial group of companies. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this Prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "YOU," the policyowner, within certain limits, to:

    - choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;

    -   choose the amount and timing of premium payments;

    - allocate net premium payments among [ ] Investment Options (including [ ] variable investment options and one fixed account investment option) and transfer Account Value among available investment options as your investment objectives change; and

    - access your Policy's Account Value through loans, partial withdrawals or total surrenders.

    This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms which are defined in Appendix A. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS
                                  May 1, 2001

                    VARIABLE SUB-ACCOUNT INVESTMENT OPTIONS

    The assets of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account") are divided into [ ] variable Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds").

 AIM VARIABLE INSURANCE FUNDS, INC.                   MFS/SUN LIFE SERIES TRUST
   AIM V.I. Capital Appreciation Fund                   Capital Appreciation Series
   AIM V.I. Growth Fund                                 Emerging Growth Series
   AIM V.I. Growth and Income Fund                      Government Securities Series
   AIM V.I. International Equity Fund                   High Yield Series
                                                        Massachusetts Investors Growth Stock Series
 THE ALGER AMERICAN FUND                                Massachusetts Investors Trust Series
   Alger American Growth Portfolio                      New Discovery Series
   Alger American Income and Growth Portfolio           Total Return Series
   Alger American Small Capitalization Portfolio        Utilities Series
 GOLDMAN SACHS VARIABLE INSURANCE TRUST                 OCC ACCUMULATION TRUST
   Goldman Sachs VIT CORE(SM) Large Cap Growth Fund     Equity Portfolio
   Goldman Sachs VIT CORE(SM) Small Cap Equity Fund     Managed Portfolio
   Goldman Sachs VIT CORE(SM) U.S. Equity Fund          Mid Cap Portfolio
   Goldman Sachs VIT Growth and Income Fund             Small Cap Portfolio
   Goldman Sachs VIT International Equity Fund
                                                      SUN CAPITAL ADVISERS TRUST
                                                        Sun Capital Blue Chip Mid Cap Fund
                                                        Sun Capital Investment Grade Bond Fund
                                                        Sun Capital Investors Foundation Fund
                                                        Sun Capital Money Market Fund
                                                        Sun Capital Real Estate Fund
                                                        Sun Capital Select Equity Fund

                              FIXED ACCOUNT OPTION

    We periodically credit interest on amounts allocated to the Fixed Account Option at an effective annual rate guaranteed to be at least 3%.

                        II  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                          TABLE OF CONTENTS

                               TOPIC                                                      PAGE
                               -----                                                    --------
                               Summary of Policy......................................      1
                               Sun Life Assurance Company of Canada (U.S.)............      7
                               The Variable Account...................................      7
                               The Funds..............................................      8
                               Fees and Expenses of the Funds.........................     14
                               Our General Account....................................     14
                               Investment Programs....................................     15
                                   Dollar Cost Averaging..............................     15
                                   Asset Rebalancing..................................     15
                                   Asset Allocation...................................     16
                               About the Policy.......................................     16
                                 Policy Application, Issuance and Initial Premium.....     16
                                 Right of Return Period...............................     17
                                 Premium Payments.....................................     18
                                   Premium............................................     18
                                   Net Premiums.......................................     18
                                   Allocation of Net Premium..........................     18
                                   Planned Periodic Premiums..........................     19
                                 Death Benefit........................................     19
                                 Changes in Specified Face Amount.....................     20
                                   Minimum Changes....................................     20
                                   Increases..........................................     20
                                   Decreases..........................................     20
                               Accessing Your Account Value...........................     21
                                 Surrenders and Surrender Charges.....................     21
                                 Partial Withdrawals..................................     23
                                 Policy Loans.........................................     23
                                 Transfer Privileges..................................     24
                                 Account Value........................................     25
                                   Variable Account Value.............................     26
                                   Net Investment Factor..............................     27
                                   Insufficient Value.................................     27
                                   Minimum Premium Test (No-Lapse Guarantee)..........     27
                                   Grace Period.......................................     28
                                   Splitting Units....................................     28
                                 Charges and Deductions...............................     28
                                   Expense Charges Applied to Premium.................     28
                                   Mortality and Expense Risk Charge..................     28
                                   Monthly Expense Charges............................     29

                        III           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                               TOPIC                                                      PAGE
                               -----                                                    --------
                                   Monthly Cost of Insurance..........................     29
                                   Monthly Cost of Insurance Rates....................     30
                                 Waivers and Reduced Charges..........................     30
                                 Supplemental Benefits................................     30
                                   Accelerated Benefits Rider.........................     30
                                   Accidental Death Benefit Rider.....................     31
                                   Waiver of Monthly Deductions Rider.................     31
                                   Payment of Stipulated Amount Rider.................     31
                                   Supplemental Insurance Rider.......................     31
                                 Termination of Policy................................     31
                                 Reinstatement........................................     32
                                 Deferral of Payment..................................     32
                                 Rights of Owner......................................     32
                                 Rights of Beneficiary................................     33
                                 Other Policy Provisions..............................     33
                                   Addition, Deletion or Substitution of
                                     Investments......................................     33
                                   Entire Contract....................................     34
                                   Alteration.........................................     34
                                   Modification.......................................     34
                                   Assignments........................................     34
                                   Nonparticipating...................................     34
                                   Misstatement of Age or Sex (Non-Unisex Policy).....     34
                                   Suicide............................................     35
                                   Incontestability...................................     35
                                   Report to Owner....................................     35
                               Performance Information................................     35
                                 Portfolio Performance................................     36
                                 Adjusted Portfolio Performance.......................     36
                                 Other Information....................................     37
                               Federal Income Tax Considerations......................     38
                                 Tax Status of the Policy.............................     38
                                 Diversification of Investments.......................     38
                                 Tax Treatment of Policy Benefits.....................     39
                                   Life Insurance Death Benefit Proceeds..............     39
                                   Tax Deferred Accumulation..........................     39
                                   Distributions......................................     39
                                   Modified Endowment Contracts.......................     40
                                   Distributions under Modified Endowment Contracts...     40
                                   Distributions under a Policy That Is Not a MEC.....     41
                                   Policy Loan Interest...............................     41
                                   Multiple Policies..................................     42
                                   Federal Income Tax Withholding.....................     42

                        IV  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                               TOPIC                                                      PAGE
                               -----                                                    --------
                                 Our Taxes............................................     42
                               Distribution of Policy.................................     42
                               Voting Rights..........................................     43
                               Our Directors and Executive Officers...................     44
                               Other Information......................................     48
                                 State Regulation.....................................     48
                                 Legal Proceedings....................................     48
                                 Experts..............................................     48
                                 Accountants..........................................     49
                               Incorporation of Certain Documents by Reference........     49
                                 Registration Statements..............................     49
                                 Financial Statements.................................     49
                               Appendix A--Glossary of Policy Terms...................    A-1
                               Appendix B--Table of Death Benefit Percentages.........    B-1
                               Appendix C--Sample Hypothetical Illustrations..........    C-1

               THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        V   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                        SUMMARY OF POLICY

                       RIGHT OF RETURN PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within 10 days from the date of receipt of your Policy. A longer period may apply in some states.

                       PREMIUM PAYMENTS

                       - You must make a minimum Initial Premium payment, the amount of which will vary based on various factors, including your age, sex and rating class.

                       - Thereafter, you choose the amount and timing of premium payments, within certain limits.

                       - You may allocate your net premium payments among the Policy's available Investment Options.

                       DEATH BENEFIT

                       -   You have a choice of two death benefit options--

 SPECIFIED FACE            -  the SPECIFIED FACE AMOUNT; or
 AMOUNT is the             -  the sum of the Specified Face Amount and the
 minimum amount of            Account Value of your Policy.
 life insurance in
 your Policy.

                       - For each option, the death benefit may be greater if necessary to satisfy federal tax laws.

                       - After the first Policy Year, you may change your death benefit option, increase the Specified Face Amount or, after the fourth Policy Year, decrease the Specified Face Amount subject to certain limitations.

                       THE VARIABLE ACCOUNT

                       - We have established a variable separate account to fund the variable benefits under the Policy.

                       - The assets of the variable separate account are insulated from the claims of our general creditors.

                            FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the [ ] variable Sub-Accounts and the Fixed Account Option listed on page ii of this prospectus.

                       - Each Sub-Account invests exclusively in shares of a mutual fund portfolio.

                       - You may transfer amounts from one Sub-Account to another or to the Fixed Account Option, subject to any limits that we or the Funds may impose.

                       - You may transfer amounts from the Fixed Account Option, subject to our rules as they may exist from time to time.

                       SUPPLEMENTAL BENEFITS

                       - You may supplement your Policy with the following riders where available--

                           -   accelerated benefits

                           -   accidental death benefit

                           -   waiver of monthly deductions

                           -   payment of stipulated amount

                           -   supplemental insurance

                       - We will deduct the cost, if any, of the rider(s) from your Policy's Account Value on a monthly basis.

                       ACCESSING YOUR POLICY'S ACCOUNT VALUE

 CASH SURRENDER VALUE      -
 is Account Value          You may borrow from us using your Account Value as
 minus any surrender         collateral. Loans may be taxable events if your
 charges and the             Policy is a "modified endowment contract" for
 amount of any Policy        federal income tax purposes and the value of
 Debt.                       your Policy exceeds its cost.
 The SURRENDER CHARGE      -  You may surrender your Policy for its CASH
 PERIOD ends 12 years        SURRENDER VALUE. If you surrender your Policy
 after you purchase          during the SURRENDER CHARGE PERIOD, you will
 or increase the             incur any applicable surrender charges.
 Specified Face            -  You may make a partial withdrawal of some of
 Amount of your              your Policy's Cash Surrender Value after the
 Policy.                     Policy has been in force for one year. A partial
                             withdrawal will cause a decrease in the
                             Specified Face Amount of your Policy if your death benefit option is the Specified Face
                             Amount.

                          2           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       ACCOUNT VALUE

 ACCOUNT VALUE is the      -  Your Policy's ACCOUNT VALUE will reflect--
 sum of the amounts          -  the premiums you pay;
 in each Sub- Account        -  the investment performance of the
 and the Fixed                 Sub-Accounts you select, and/or the interest
 Account Option with           credited to the Fixed Account Option;
 respect to your             -  any loans or partial withdrawals;
 Policy.                     -  the charges we deduct under the Policy.

                       POLICY CHARGES AND MONTHLY DEDUCTIONS

                           There will be no monthly deductions after the policy
                       anniversary on which the Insured is Attained Age 100.

                       - EXPENSE CHARGES APPLIED TO PREMIUMS--We will deduct a charge from your premium payments not to exceed 7.25% for sales load and our federal, state and local tax obligations. The current charge is 5.25%.

                       - MORTALITY AND EXPENSE RISK CHARGE--We will deduct a monthly charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The annual percentage rate is 0.60% for Policy Years 1 through 10 and 0.20% thereafter of the Variable Account Value.

                       - MONTHLY COST OF INSURANCE CHARGE--We will deduct a monthly charge from your Account Value for the cost of insurance. Our guaranteed monthly cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables. The applicable charge will vary based on the amount of insurance coverage you request and other factors, including the Insured's age, sex and rating class.

                       - MONTHLY EXPENSE CHARGES--We will deduct from your Account Value a monthly charge of $8.00 in all years and a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of your Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of increase. The applicable charge is equal to the initial Specified Face Amount or the amount of increase, as the case may be, times a rate that varies based on the age, sex and rating class of the Insured.

                       - MONTHLY COST OF SUPPLEMENTAL BENEFITS--We will deduct a monthly charge from your Account Value for the cost, if any, of any supplemental benefit riders issued with your Policy. The applicable charge will vary based on various factors which may include, among others, the amount of coverage and the Insured's age, sex and rating class.

                          3           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       - SURRENDER CHARGES--We will deduct a surrender charge from your Account Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. Each surrender charge period will end after 12 Policy Years. The charge will scale down to zero after not more than 12 Policy Years. The surrender charge will be an amount based on certain factors, including the Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                               ISSUE AGE 25   ISSUE AGE 35   ISSUE AGE 45
                               ------------   ------------   ------------
                                  $ 5.22         $ 7.00         $11.00

                               ISSUE AGE 55   ISSUE AGE 65   ISSUE AGE 75
                               ------------   ------------   ------------
                               $      21.00   $      26.10   $      31.20

                       - INTEREST ON POLICY LOANS--Policy loans accrue interest daily at 4% annually during Policy Years 1 through 15 and 3.5% annually thereafter.

                       FEES AND EXPENSES OF THE FUNDS

 You should read the       You will indirectly bear the costs of investment
 Funds' prospectuses       management fees and other expenses paid from the
 before investing.         assets of the Funds you select. The following
                           table shows the fees and expenses paid by the Funds as a percentage of average net assets based on information for the year ended December 31, 2000. This information was provided by the Funds and we have not independently verified it. The
                           Funds' fees and expenses are more fully described in the current prospectuses for the Funds. You should read them before investing.

                                  UNDERLYING FUND ANNUAL EXPENSES (1)
                                 (as a percentage of Fund net assets)

                                                                                              TOTAL FUND
                                                      MANAGEMENT             OTHER              ANNUAL
                                                      FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                                   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                                   -----------------   -----------------   -----------------
 AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------
  AIM V.I. Capital Appreciation Fund.............          0.62%               0.11%               0.73%
  AIM V.I. Growth Fund...........................          0.63%               0.10%               0.73%
  AIM V.I. Growth and Income Fund................          0.61%               0.16%               0.76%
  AIM V.I. International Equity Fund.............          0.75%               0.22%               0.97%

 THE ALGER AMERICAN FUND
-------------------------------------------------
  Alger American Growth Portfolio................          0.75%               0.04%               0.79%
  Alger American Income and Growth Portfolio.....          0.62%               0.08%               0.70%
  Alger American Small Capitalization
    Portfolio....................................          0.85%               0.05%               0.90%

                          4           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                                                                                              TOTAL FUND
                                                      MANAGEMENT             OTHER              ANNUAL
                                                      FEES (AFTER       EXPENSES (AFTER     EXPENSES (AFTER
                                                   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)   REIMBURSEMENT)(2)
                                                   -----------------   -----------------   -----------------
 GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------
  Goldman Sachs VIT CORE-SM- Large Cap Growth
    Fund(3)......................................          0.70%               0.20%               0.90%
  Goldman Sachs VIT CORE-SM- Small Cap Equity
    Fund(3)......................................          0.75%               0.25%               1.00%
  Goldman Sachs VIT CORE-SM- U.S. Equity
    Fund(3)......................................          0.70%               0.20%               0.90%
  Goldman Sachs VIT Growth and Income Fund(3)....          0.75%               0.25%               1.00%
  Goldman Sachs VIT International Equity
    Fund(3)......................................          1.00%               0.35%               1.35%

 MFS/SUN LIFE SERIES TRUST
-------------------------------------------------
  MFS/Sun Life Capital Appreciation Series(4)....          0.71%               0.05%               0.76%
  MFS/Sun Life Emerging Growth Series............          0.70%               0.05%               0.75%
  MFS/Sun Life Government Securities Series......          0.55%               0.06%               0.61%
  MFS/Sun Life High Yield Series(4)..............          0.75%               0.08%               0.83%
  MFS/Sun Life Massachusetts Investors Growth
    Stock Series.................................          0.75%               0.08%               0.83%
  MFS/Sun Life Massachusetts Investors Trust
    Series.......................................          0.55%               0.04%               0.59%
  MFS/Sun Life New Discovery Series(4)...........          0.90%               0.16%               1.06%
  MFS/Sun Life Total Return Series...............          0.65%               0.04%               0.69%
  MFS/Sun Life Utilities Series(4)...............          0.75%               0.06%               0.81%

 OCC ACCUMULATION TRUST
-------------------------------------------------
  OCC Equity Portfolio(5)........................          0.80%               0.11%               0.91%
  OCC Managed Portfolio(5).......................          0.77%               0.06%               0.83%
  OCC Mid Cap Portfolio(5).......................          0.10%               0.93%               1.03%
  OCC Small Cap Portfolio(5).....................          0.80%               0.09%               0.89%

 SUN CAPITAL ADVISERS TRUST
-------------------------------------------------
  Sun Capital Blue Chip Mid Cap Fund(6)(7).......          0.80%               0.20%               1.00%
  Sun Capital Investment Grade Bond Fund(6)......          0.60%               0.15%               0.75%
  Sun Capital Investors Foundation Fund(6)(7)....          0.75%               0.15%               0.90%
  Sun Capital Money Market Fund(6)...............          0.50%               0.15%               0.65%
  Sun Capital Real Estate Fund(6)................          0.95%               0.30%               1.25%
  Sun Capital Select Equity Fund(6)(7)...........          0.75%               0.15%               0.90%

 NOTES
------------------------

 (1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

 (2) For all Funds, the "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" are based on actual expenses for the fiscal year ended December 31, 1999, net of any applicable expense reimbursement or waiver.

 (3) The investment advisers for the Goldman Sachs VIT Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. In particular, the investment advisers to the Goldman Sachs VIT CORE-SM- Large Capital Growth Fund, the Goldman Sachs VIT CORE-SM-Small Cap Equity Fund, the Goldman Sachs VIT CORE-SM- U.S. Equity Fund, the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT International Equity Fund have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.20%, 0.25%, 0.20%, 0.25%, and 0.35% per annum of such Funds' average daily net assets, respectively. The expenses of the Goldman Sachs VIT Funds are estimated for the fiscal year ended December 31, 2000. Absent any such waiver or

                          5           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE
         reimbursement, estimated "Management Fees," estimated "Other Expenses," and estimated "Total Fund Annual Expenses" for the year ended December 31, 2000 will be:

         0.70%, 0.42%, and 1.12% for the Goldman Sachs VIT CORE-SM- Large Cap Growth Fund;
              0.75%, 0.75%, and 1.50% for the Goldman Sachs VIT CORE-SM- Small Cap Equity Fund;
              0.70%, 0.20%, and 0.90% for the Goldman Sachs VIT CORE-SM- U.S. Equity Fund;
              0.75%, 0.47%, and 1.22% for the Goldman Sachs VIT Growth and Income Fund; and
              1.00%, 0.77%, and 1.77% for the Goldman Sachs VIT International Equity Fund.

        Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.

 (4) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fees been taken into account, "Total Fund Annual Expenses" would have been: 0.75% for the MFS/Sun Life Capital Appreciation Series; 0.82% for the MFS/Sun Life High Yield Series; 1.05% for the MFS/Sun Life New Discovery Series; and 0.81% for the MFS/Sun Life Utilities Series.

 (5) "Total Fund Annual Expenses" for the OCC Equity Portfolio, the OCC Small Cap Portfolio, the OCC Managed Portfolio and the OCC Mid Cap Portfolio are limited contractually by OpCap Advisers so that the Funds' respective annualized operating expenses (net of expense offsets) do not exceed 1% of average daily net assets. Absent this limit, "Management Fees", "Other Expenses" and "Total Fund Annual Expenses" were 0.80%, 0.93%, and 1.73% for the OCC Mid Cap Portfolio. "Other Expenses" are shown gross of expense offsets afforded the portfolio, which effectively lowered custody expenses.

 (6) The investment adviser for the Sun Capital Funds has voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. For the year ended December 31, 1999, the investment adviser waived all investment advisory fees. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" for the year ended December 31, 1999 were: 0.80%, 3.31%; and 4.11% for the Sun Capital Blue Chip Mid Cap Fund; 0.60%, 1.38%; and 1.98% for the Sun Capital Investment Grade Bond Fund; 0.75%, 4.37%; and 5.12% for the Sun Capital Investors Foundation Fund; 0.50%, 2.20%, and 2.70% for the Sun Capital Money Market Fund; 0.95%, 2.44%, and 3.39% for the Sun Capital Real Estate Fund; and 0.75%, 3.50%, and 4.25% for the Sun Capital Select Equity Fund. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after May 1, 2000. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.

 (7) The management fee for each of the Sun Capital Blue Chip Mid Cap Fund, the Sun Capital Investors Foundation Fund, and the Sun Capital Select Equity Fund decreases to 0.75%, 0.70%, and 0.70%, respectively, as the daily net assets of each Fund exceed $300 million.

                       WHAT IF CHARGES AND DEDUCTIONS EXCEED CASH SURRENDER
                       VALUE?

                       - Unless the no-lapse guarantee applies, your Policy will terminate if your Cash Surrender Value at the beginning of any Policy Month is less than the charges and deductions then due.

                       - We will send you notice and allow you a 61 day Grace Period.

                       - If, within the Grace Period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the Grace Period without further notice.

                          6           FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE
INSURANCE

                       MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE)

                           The Policy includes a no-lapse guarantee of up to 20
                       years subject to certain conditions. A shorter period will apply at older issue ages and may apply in some states.

                       REINSTATEMENT

                           If your Policy terminates due to insufficient value,
                       we will reinstate it within three years at your request, subject to certain conditions.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a surrender or partial withdrawal of your Policy or on policy loans.

                           SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

 We are an indirect                We are a stock life insurance company
 wholly- owned             incorporated under the laws of Delaware on
 subsidiary of Sun         January 12, 1970. Our executive office mailing
 Life Assurance            address is One Sun Life Executive Park, Wellesley
 Company of Canada.        Hills, Massachusetts 02481. We do business in 49
                           states, the District of Columbia and Puerto Rico and we have an insurance company subsidiary that does business in New York. We are an indirect wholly- owned subsidiary of Sun Life Assurance
                           Company of Canada, ("Sun Life (Canada)").

                           Sun Life (Canada) completed its demutualization on
                       March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of
                       Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

                                       THE VARIABLE ACCOUNT

                           We established Sun Life of Canada (U.S.) Variable
                       Account I in accordance with Delaware law on December 1, 1998. The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.

                        7   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

 The assets of the                 We will at all times maintain assets in
 Variable Account are      the Variable Account with a total market value at
 insulated from our        least equal to the reserves and other liabilities
 general liabilities.      relating to the variable benefits under all
                           policies participating in the Variable Account.
                           Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

 The Variable Account              The Variable Account is registered with
 is registered with        the Securities and Exchange Commission (the "SEC")
 the SEC.                  under the Investment Company Act of 1940 ("1940
                           Act") as a unit investment trust. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable
                           Account.

 The Variable Account              The Variable Account is divided into [  ]
 has [  ]                  Sub-Accounts. Each Sub- Account invests
 Sub-Accounts. Each        exclusively in shares of a corresponding
 Sub-Account invests       investment portfolio of a registered investment
 exclusively in            company (commonly known as a mutual fund). We may
 shares of a single        in the future add new or delete existing
 mutual fund               Sub-Accounts. The income, gains or losses,
 portfolio.                realized or unrealized, from assets allocated to
                           each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other
                           Sub-Accounts. All amounts allocated to a Sub-Account will be used to purchase shares of the corresponding mutual fund. The Sub-Accounts will at all times be fully invested in mutual fund shares. The Variable Account may contain certain sub-accounts which are not available under the Policy.

                                            THE FUNDS

 The Fund                          The Policy offers a number of Fund
 Prospectuses have         options, which are briefly discussed below. Each
 more information          Fund is a mutual fund registered under the
 about the Funds, and      Investment Company Act of 1940, or a separate
 may be obtained from      series of shares of such a mutual fund. More
 us without charge.        comprehensive information, including a discussion
                           of potential risks, is found in the current prospectuses for the Funds (the "Fund
                           Prospectuses"). The Fund Prospectuses should be read in connection with this prospectus. A copy of each Fund Prospectus may be obtained without charge by calling (800) 700-6554, or writing to Sun Life Assurance Company of Canada (U.S.), One
                           Sun Life Executive Park, Wellesley Hills,
                           Massachusetts 02481.

                        8   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           The Funds currently available are:

                       AIM VARIABLE INSURANCE FUNDS (advised by AIM
                       Advisors, Inc.)

                           AIM V.I. CAPITAL APPRECIATION FUND seeks growth of
                       capital by investing primarily in common stocks or companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

                           AIM V.I. GROWTH FUND seeks to achieve growth of
                       capital by investing primarily in seasoned and better-capitalized companies considered to have strong earnings momentum.

                           AIM V.I. GROWTH AND INCOME FUND seeks to achieve
                       growth of capital, with a secondary objective of current income.

                           AIM V.I. INTERNATIONAL EQUITY FUND seeks to achieve
                       long-term growth of capital by investing in a diversified portfolio of international equity securities, whose issuers are considered to have strong earnings momentum.

                       THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

                           ALGER AMERICAN GROWTH PORTFOLIO seeks long-term
                       capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.

                           ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks
                       primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

                           ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks
                       long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, an operating division of Goldman, Sachs & Co., ("Goldman Sachs") except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an operating division of Goldman, Sachs & Co.)

                           GOLDMAN SACHS VIT CORE(SM) LARGE CAP GROWTH FUND
                       seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified

                        9   FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

                           GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND
                       seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

                           GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND seeks
                       long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

                           GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks
                       long-term growth of capital and growth of income. The Fund invests under normal circumstances at least 65% of its total assets in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

                           GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks
                       long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

                       MFS/SUN LIFE SERIES TRUST (advised by our affiliate Massachusetts Financial Services Company)

                           CAPITAL APPRECIATION SERIES seeks capital
                       appreciation by investing in securities of all types, with a major emphasis on common stocks.

                           EMERGING GROWTH SERIES seeks to provide long-term
                       growth of capital by investing primarily (i.e. at least 80% of all its assets under normal circumstances) in common stocks of emerging growth companies, including companies that the series' investment adviser believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

                           GOVERNMENT SECURITIES SERIES seeks current income and
                       preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

                        10  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           HIGH YIELD SERIES seeks high current income and
                       capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk of principal and income, default risks and less liquidity, than securities in the higher rated categories.

                           MASSACHUSETTS INVESTORS GROWTH STOCK SERIES seeks to
                       provide long-term growth of capital and future income rather than current income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securites, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which the series' adviser believes offer better than average prospects for long-term growth.

                           MASSACHUSETTS INVESTORS TRUST SERIES seeks long-term
                       growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings of cash flow. This series was formerly known as the Conservative Growth Series.

                           NEW DISCOVERY SERIES seeks capital appreciation. The
                       series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

                           TOTAL RETURN SERIES seeks to obtain above-average
                       income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities, such as preferred stocks, bonds, warrants or rights convertible into stock, and depositary receipts

                        11  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       for those securities; and (ii) at least 25% of its net assets in non-convertible fixed income securities.

                           UTILITIES SERIES seeks capital growth and current
                       income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

                       OCC ACCUMULATION TRUST (advised by OpCap Advisors)

                           EQUITY PORTFOLIO seeks long-term capital appreciation
                       through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

                           MANAGED PORTFOLIO seeks to achieve growth of capital
                       over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.

                           MID CAP PORTFOLIO seeks long-term capital
                       appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.

                           SMALL CAP PORTFOLIO seeks capital appreciation
                       through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

                       SUN CAPITAL ADVISERS TRUST (advised by our affiliate Sun Capital Advisers, Inc.)

                           SUN CAPITAL BLUE CHIP MID CAP FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's (S&P) Mid Cap 400 Index.

                           SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high
                       current income consistent with relative stability of principal by investing primarily in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank.

                        12  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           SUN CAPITAL INVESTORS FOUNDATION FUND seeks long-term
                       capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. The fund will generally hold stocks of companies with market capitalizations within the range represented by the S&P 500 Index.

                           SUN CAPITAL MONEY MARKET FUND seeks to maximize
                       current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

                           SUN CAPITAL REAL ESTATE FUND primarily seeks
                       long-term capital growth and, secondarily, seeks current income and growth of income. The fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.

                           SUN CAPITAL SELECT EQUITY FUND seeks long-term
                       capital growth. The fund will normally invest in twenty to forty common stocks and other equity securities of large capitalization U.S. companies. These investments are selected primarily from the S&P 500 Index.

                           Although the investment objectives and policies of
                       the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.

                           Some of the Funds' investment advisers may compensate
                       us for administering the Funds as investment options under the Policy. Such compensation is paid from advisers' assets.

                           The Funds may also be available to separate accounts
                       offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to

                        13  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

                                  FEES AND EXPENSES OF THE FUNDS

                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund.

                           The Fund expenses are assessed at the Fund level and
                       are not direct charges against Variable Account assets or reductions from Cash Values. These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account. The table contained in the front part of this prospectus shows annual expenses paid by the Funds as a percentage of average net assets.

                           The management fees and other expenses of the Funds
                       are more fully described in the Fund Prospectuses. The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

                                       OUR GENERAL ACCOUNT

                           Our general account consists of all of our assets
                       other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

 Fixed account                     Interests in our general account offered
 investments are not       through the Fixed Account Option have not been
 securities and the        registered under the Securities Act of 1933 and
 general account is        our general account has not been registered as an
 not an investment         investment company under the Investment Company
 company.                  Act of 1940.

                           You may allocate net premiums to the Fixed Account
                       Option and may transfer a portion of your investments in the Sub-Accounts to the Fixed Account Option. You may also transfer a portion of your investment in the Fixed Account Option to any of the variable Sub-Accounts. Transfers may be subject to certain restrictions.

                        14  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

 Fixed account                     An investment in the Fixed Account Option
 investments earn at       does not entitle you to share in the investment
 least 3% interest.        experience of our general account. Instead, we
                           guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

                                       INVESTMENT PROGRAMS

                           DOLLAR COST AVERAGING.  You may select, at no extra
                       charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us. Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Sub-Accounts chosen by you, up to a maximum of twelve. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program.

                           The main objective of a dollar cost averaging program
                       is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Unit may be achieved over the long-term. A dollar cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

                           ASSET REBALANCING.  Once your money has been
                       allocated among the Investment Options, the earnings may cause the percentage invested in each Investment Option to differ from your allocation instructions. You can direct us to automatically rebalance your policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program. The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions. The minimum amount of each rebalancing is $1,000.

                           There is no charge for asset rebalancing. In
                       addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

                        15  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           ASSET ALLOCATION.  One or more asset allocation
                       investment programs may be made available in connection with your Policy, at no extra charge. An asset allocation program provides for the allocation of your Account Value among the available investment options. These programs will be fully described in a separate brochure. You may elect to enter into an asset allocation investment program under the terms and conditions described in the brochure.

                                         ABOUT THE POLICY

                       POLICY APPLICATION, ISSUANCE AND INITIAL PREMIUM

                           To purchase a Policy, you must first submit an
                       application to our Principal Office. We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (medical) underwriting basis and may require medical examinations and further information before the proposed application is approved. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. A Policy cannot be issued until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application that does not meet our underwriting requirements or to apply extra charges for the underwriting classification for an Insured which will result in increased Monthly Cost of Insurance charges.

                           You must specify certain information in the
                       application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any. The Specified Face Amount generally may not be decreased below $100,000--the "Minimum Specified Face Amount."

                           While your application is being reviewed, we may make
                       available to you temporary life insurance coverage if you have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment. The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

                           Pending approval of your application, any advance
                       payments will be held in our general account. Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified minimum Initial Premium is due and payable as of the date of issue for the Policy. The Effective Date of Coverage for your Policy will be the later of--

                        16  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

 The ISSUE DATE is               -  the ISSUE DATE, OR
 the date we produce           - the date a premium is paid equal to or in
 your Policy on our              excess of the specified Initial Premium.
 system and is
 specified in your
 Policy.

                           If an application is not approved, we will promptly
                       return all advance payments to you.

                       RIGHT OF RETURN PERIOD

                           If you are not satisfied with your Policy, it may be
                       returned by delivering or mailing it to our Principal Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of your Policy (the "Right of Return Period"). A longer period may apply in some states.

                           A Policy returned under this provision will be deemed
                       void. You will receive a refund equal to the sum of all premium payments made, if required by applicable state insurance law; otherwise, your refund will equal the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               at our Principal Office; and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           Unless you are entitled under applicable law to
                       receive a full refund of premiums paid, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Right of Return Period.

                           During the Right of Return Period, we will allocate
                       the net premium payments to the money market Sub-Account or to our general account, whichever we specify in your Policy. Upon expiration of the Right of Return Period, the Account Value in that Sub-Account or in the general account, as applicable, will be transferred to the Investment Options in accordance with your allocation instructions.

                           POLICIES DELIVERED IN CONNECTICUT ONLY.  During the
                       first eighteen months this Policy is in force, You may exchange it for a flexible premium adjustable life insurance policy issued by Us or an affiliate, the benefits of which do not vary with the investment performance of a separate account. The Account Value of this Policy will be transferred to the new policy. We will not

                        17  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       require evidence of insurability for the exchange. To effect an exchange, You must give Us written notice at Our Principal Office within this eighteen-month period.

                       PREMIUM PAYMENTS

                           All premium payments must be made payable to Sun Life
                       Assurance Company of Canada (U.S.) and mailed to our Principal Office. The Initial Premium will be due and payable as of your Policy's Issue Date. Additional premium payments may be paid to us subject to the limitations described below.

                           PREMIUM.  We reserve the right to limit the number of
                       premium payments we accept in a year. No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the premium received. Evidence of insurability satisfactory to us may be required before we accept any such premium.

                           We will not accept premium payments that would, in
                       our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to you.

                           After the policy anniversary on which the Insured is
                       Attained Age 100, we will not accept any more premium payments for the Policy.

                           NET PREMIUMS.  The net premium is the amount you pay
                       as the premium less the Expense Charges Applied to Premium.

                           ALLOCATION OF NET PREMIUM.  Except as otherwise
                       described herein, net premium will be allocated in accordance with your allocation percentages. You must allocate at least 1% of net premium to any Investment Option you choose. Percentages must be in whole numbers. We reserve the right to limit the number of Investment Options to which you may allocate your Account Value to not more than 20 Investment Options.

                           You may change your allocation percentages at any
                       time by telephone or written request to our Principal Office. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm

                        18  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. An allocation change will be effective as of the date we accept receipt of the request for that change.

                        19  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium at each billing period as specified in your Policy, unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices.

                       DEATH BENEFIT

                           If your Policy is in force at the time of the
                       Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death. The amount payable will be:

                           -   the amount of the selected death
                               benefit option, PLUS

                           -   any amounts payable under any
                               supplemental benefits added to your
                               Policy, MINUS

                           -   the value of any Policy Debt on the
                               date of the Insured's death, MINUS

                           -   any overdue monthly deductions if
                               death occurs during a grace period.

                           We will pay this amount to the beneficiary in one
                       lump sum, unless we and the beneficiary agree on another form of settlement.

 You may select                    The policy has two death benefit options.
 between two death         You may change the death benefit option after the
 benefit options.          first Policy Year.

                           OPTION A.  Under this option, the death benefit is--

                           -   the Policy's Specified Face Amount on
                               the date of the Insured's death; OR,
                               IF GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                        19  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           This death benefit option should be selected if you
                       want the death benefit to remain level over time.

                           OPTION B.  Under this option, the death benefit is--

                           -   the sum of the Specified Face Amount
                               and Account Value of the Policy on the
                               date of the Insured's death; OR, IF
                               GREATER,

                           -   the Policy's Account Value on the date
                               of death multiplied by the applicable
                               percentage shown in the table set
                               forth in Appendix B.

                           This death benefit option should be selected if you
                       want your death benefit to change with your Policy's Account Value.

                           If you change from Option B to Option A, the
                       Specified Face Amount will be increased by an amount equal to the Policy's Account Value on the effective date of change. If you change from Option A to Option B, the Specified Face Amount will be decreased by an amount equal to the Policy's Account Value on the effective date of the change.

                       CHANGES IN SPECIFIED FACE AMOUNT

 You may increase or               You may increase or decrease the Specified
 decrease the              Face Amount of your Policy within certain limits.
 Specified Face            MINIMUM CHANGES.  Each increase in the Specified
 Amount within             Face Amount must be at least $50,000. We reserve
 certain limits.           the right to change the minimum amount by which
                           you may change the Specified Face Amount.

                           INCREASES.  After the first policy anniversary, you
                       may request an increase in the Specified Face Amount. You must provide satisfactory evidence of the Insured's insurability. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

                           DECREASES.  The Specified Face Amount can be
                       decreased after the fourth policy anniversary. A decrease will become effective at the beginning of the next Policy Month following our approval of your request. The Specified Face Amount after the decrease must be at least $100,000. Surrender charges will apply to decreases in the Specified Face Amount during the surrender charge period except for decreases in the Specified Face Amount resulting from a change in the death benefit option or a partial withdrawal.

                        20  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           For purposes of determining surrender charges and
                       later cost of insurance charges, we will apply a decrease in Specified Face Amount in the following order--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   finally, to the initial Specified Face
                               Amount.

                                   ACCESSING YOUR ACCOUNT VALUE

                       SURRENDERS AND SURRENDER CHARGES

 If you surrender                  You may surrender your Policy for its Cash
 your Policy and           Surrender Value at any time while the Insured is
 receive its Cash          living. If you do, the insurance coverage and all
 Surrender Value, you      other benefits under the Policy will terminate.
 may incur surrender               CASH SURRENDER VALUE is your Policy's
 charges, taxes, and       Account Value less the sum of--
 tax penalties.

                           -   the outstanding balance of any Policy
                               Debt; and

                           -   any surrender charges.

                           We will deduct surrender charges from your Account
                       Value if you surrender your Policy or request a decrease in the Specified Face Amount during the surrender charge period. There are separate surrender charges for the initial Specified Face Amount and any increase in the Specified Face Amount you request. The surrender charge period will start on your Policy's Issue Date and on the effective date for the increase, respectively.

                           We will determine your Cash Surrender Value at the
                       next close of business on the New York Stock Exchange after we receive your written request for surrender at our Principal Office.

                           If you surrender your Policy in the first 12 years or
                       within the first 12 years after an increase in the Specified Face Amount, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the Specified Face Amount other than an increase resulting from a change in the death benefit option. The surrender charge will be calculated separately for the initial Specified Face Amount and each increase in the Specified Face Amount. The surrender charge will be an amount based on certain factors, including the Policy's Specified Face Amount and the Insured's age, sex and rating class. The following are examples of surrender charges at representative Issue Ages.

                        21  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                     FIRST YEAR SURRENDER CHARGES
                                  PER $1,000 OF SPECIFIED FACE AMOUNT
                                          (Non-tobacco Male)

                       ISSUE AGE 25      ISSUE AGE 35      ISSUE AGE 45
                       ------------      ------------      ------------
                          $ 5.22            $ 7.00            $11.00

                       ISSUE AGE 55      ISSUE AGE 65      ISSUE AGE 75
                       ------------      ------------      ------------
                          $21.00            $26.10            $31.20

                           The surrender charge will be calculated based on the
                       surrender charge percentages for the initial Specified Face Amount and each increase in the Specified Face Amount as shown in the table below.

                                                                 SURRENDER CHARGE
                                                              (AS A PERCENTAGE OF THE
                                                                    FIRST YEAR
                                                                 SURRENDER CHARGE)
                                                             -------------------------
                                                                        AGE
                                                             -------------------------
                           YEAR                               20-69              70
                           ----                              --------         --------
                             1                                100.0            100.0
                             2                                100.0             93.6
                             3                                100.0             86.9
                             4                                 90.0             79.7
                             5                                 80.0             71.6
                             6                                 70.0             66.3
                             7                                 60.0             60.2
                             8                                 50.0             53.0
                             9                                 40.0             44.0
                            10                                 30.0             31.9
                            11                                 20.0             25.2
                            12                                 10.0             16.0
                            13+                                 0.0              0.0

                           A surrender charge will be applied for each decrease
                       in the Specified Face Amount except for decreases in the Specified Face Amount resulting from a change in death benefit option or partial withdrawal. These surrender charges will be applied in the following order:

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           On a decrease in the initial Specified Face Amount,
                       you will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial Specified Face Amount. The surrender charge you pay on a

                        22  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       decrease that is less than the full amount of an increase in Specified Face Amount will be calculated on the same basis. Future surrender charges will be reduced by any applicable surrender charges for a decrease in the Specified Face Amount.

                           You may allocate any surrender charges resulting from
                       a decrease in the Specified Face Amount among the Investment Options. If you do not specify the allocation, then the surrender charges will be allocated proportionally among the Investment Options in excess of any Policy Debt.

                       PARTIAL WITHDRAWALS

 If the applicable                 You may make a partial withdrawal of your
 death benefit option      Policy once each Policy Year after the first
 is Option A and you       Policy Year by written request to us. Each partial
 make a partial with-      withdrawal must be for at least $500, and no
 drawal of your            partial withdrawal may be made--
 Policy, the               - during Policy Years 2-10 for more than 20
 Specified Face              percent of your Cash Surrender Value at the end
 Amount will be              of the first Valuation Date after we receive
 decreased.                  your request or
 A partial withdrawal      - thereafter for more than your Cash Surrender
 may result in taxes         Value.
 and tax penalties.                If the applicable death benefit option is
                           Option A, the Specified Face Amount will be decreased by the amount of the partial withdrawal.
                           We will apply the decrease to the initial
                           Specified Face Amount and to each increase in Specified Face Amount in the following order --

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases, in reverse chronological
                               order; and

                           -   third, to the initial Specified Face
                               Amount.

                           We will not accept requests for a partial withdrawal
                       if the Specified Face Amount remaining in force after the partial withdrawal would be less than the minimum Specified Face Amount. We will effect a partial withdrawal at the next close of business on the New York Stock Exchange after we receive your written request.

                       POLICY LOANS

 You may borrow from               You may request a policy loan of up to 90%
 us using your Policy      of your Policy's Cash Value, decreased by the
 as collateral.            amount of any outstanding Policy Debt on the date
                           the policy loan is made. Your Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value. During the no-lapse guarantee period, however, your Policy will not terminate if it satisfies the minimum premium test.

                        23  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           You may allocate the policy loan among the Investment
                       Options. If you do not specify the allocation, then the policy loan will be allocated proportionally among the Investment Options in excess of any Policy Debt. Loan amounts allocated to the Sub-Accounts will be transferred to the Fixed Account Option. We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account Option.

                           Interest on the policy loan will accrue daily at 4%
                       annually during Policy Years 1 through 15 and 3.5% annually thereafter. This interest will be due and payable to us in arrears on each policy anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment. In the event you have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We reserve the right to repay any loans from the Fixed Account Option prior to loans from the Variable Accounts.

                           A policy loan, whether or not repaid, will affect the
                       Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value. The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts or the Fixed Account Option while the loan is outstanding, the effect could be favorable or unfavorable.

                       TRANSFER PRIVILEGES

                           The Policy is not designed for professional market
                       timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions. Subject, however, to these special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, you may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account. There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any

                        24  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Policy Year. We will make transfers pursuant to an authorized written or telephone request to us. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number.

                           Transfers may be requested by indicating the transfer
                       of either a specified dollar amount or a specified percentage of the Fixed Account Option or the Sub-Account's value from which the transfer will be made. If you request a transfer based on a specified percentage of the Fixed Account Option or the Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account Option or the Sub-Account's value at the time the request is received. We reserve the right to limit the number of Sub-Accounts to which you may allocate your Account Value to not more than 20 Investment Options.

                           Transfer privileges are subject to our consent. We
                       reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; and (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.

                           Transfers from the Fixed Account Option to the
                       Sub-Accounts are limited to one transfer annually equaling 25% of the value of the Fixed Account Option or $5,000, whichever is greater.

                           We reserve the right to restrict amounts transferred
                       to the Fixed Account Option from the Variable Account.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the values in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the value of the Fixed Account Option. The Account Value varies depending upon the Premiums paid, Expense Charges Applied to Premium, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

                           The minimum guaranteed interest rate applicable to
                       the values in the Fixed Account Option is 3% annually. Interest in excess of the guaranteed rate may be

                        25  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

 A VALUATION DATE is               VARIABLE ACCOUNT VALUE.  We measure the
 any day on which we,      amounts in the Sub- Accounts in terms of Units and
 the applicable Fund,      Unit Values. On any given date, the amount you
 and the NYSE are          have in a Sub-Account is equal to the Unit Value
 open for business.        multiplied by the number of Units credited to you
 THE VALUATION PERIOD      in that Sub-Account. Amounts allocated to a
 is the period of          Sub-Account will be used to purchase Units of that
 time from one             Sub-Account. Units are redeemed when you make
 determination of          partial withdrawals, undertake policy loans or
 Unit Values to the        transfer amounts from a Sub-Account, and for the
 next.                     payment of Monthly Expense Charges, Monthly Cost
                           of Insurance charges, Mortality and Expense Risk
                           Charges and other fees. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-
                           Account. The Unit Value for each Sub-Account is established at $10.00 for the first VALUATION DATE of the Sub-Account. The Unit Value for any subsequent Valuation Date is equal to the Unit
                           Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation Date.

                           Transactions are processed on the date we receive a
                       premium at our Principal Office or any acceptable written or telephonic request is received at our Principal Office. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

 The INVESTMENT START              The Account Value on the INVESTMENT START
 DATE is the date we       DATE equals:
 apply your first          - the net premium received, MINUS
 premium payment,          - the monthly deductions due on the policy date
 which will be the           and subsequent Monthly Anniversary Days through
 later of the Issue          the Investment Start Date charged to the Sub-
 Date, the policy            Account.
 date or the                       The Account Value on subsequent Valuation
 Valuation Date we         Dates is equal to:
 receive a premium
 equal to or in
 excess of the
 initial premium.

                           -   the values on the previous Valuation
                               Date, PLUS

                           -   any additional premium we have
                               received, PLUS OR MINUS

                           -   the investment experience of the
                               Investment Options you have selected,
                               MINUS

                           -   policy charges and deductions, MINUS

                           -   any partial withdrawals you have made.

                        26  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           NET INVESTMENT FACTOR.  The NET INVESTMENT FACTOR for
                       each Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:

                       (1) is the net result of --

                           -   the net asset value of a Fund share
                               held in the Sub-Account determined as
                               of the end of the Valuation Period,
                               PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on Fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

                           -   a per share credit or charge with
                               respect to any taxes reserved for by
                               us, or paid by us if not previously
                               reserved for, during the Valuation
                               Period which are determined by us to
                               be attributable to the operation of
                               the Sub-Account; and

                       (2) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

                           The net investment factor may be greater or less than
                       one.

                           INSUFFICIENT VALUE.  Your Policy will terminate for
                       no value, subject to a grace period described below if, on a Processing Date

                           -   your Policy's Cash Surrender Value is
                               equal to or less than zero or

                           -   the Policy Debt exceeds the Cash
                               Value.

                           During the no-lapse guarantee period, a Policy will
                       not terminate by reason of insufficient value if it satisfies the "minimum premium test" described below.

                           MINIMUM PREMIUM TEST (NO-LAPSE GUARANTEE).  A Policy
                       satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Policy Debt exceed the sum of the "Minimum Monthly Premiums" which applied to the Policy in each Policy Month from the policy date to the Valuation Date.

                           The applicable Minimum Monthly Premiums are specified
                       in your Policy. We may revise the Minimum Monthly Premiums as a result of any of the following changes to a
                       Policy:

                           -   change in Specified Face Amount

                           -   change in supplemental benefit.

                        27  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           The revised minimum monthly premiums will be
                       effective as of the effective date of the change to the Policy and will remain in effect until again revised by any of the above changes.

                           The no-lapse guarantee period will be different based
                       on the Insured's age. It may also vary in some states, but in no case will it be greater than 20 years.

                           GRACE PERIOD.  If, on a Valuation Date, your Policy
                       will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force. Notice of premium due will be mailed to your last known address and the last known address of any assignee of record. We will assume that your last known address is the address shown on your Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us. If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of your Policy.

                       CHARGES AND DEDUCTIONS

                           The monthly deductions described below are the
                       Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

                           There are no monthly deductions after the policy
                       anniversary on which the Insured is Attained Age 100.

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We will deduct a
                       charge from each premium payment as a sales load and for our federal, state and local tax obligations, which we will determine from time to time. The current charge is 5.25%. The maximum charge is guaranteed not to exceed 7.25%.

                           MORTALITY AND EXPENSE RISK CHARGE.  This charge is
                       for the mortality and expense risks we assume with respect to the Policy. It is a percentage of the Variable Account Value and is deducted from the Account Value each month.

                        28  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           The Mortality and Expense Risk Charge percentage is
                       0.60% (.05% monthly) annually for Policy Years 1 through 10 and 0.20% (.01667% monthly) annually thereafter.

                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGES.  We will deduct from your
                       Account Value monthly a charge of $8.00 in all years and a monthly charge based on the Specified Face Amount for the first 10 Policy Years following the issuance of your Policy and for the first 10 Policy Years following the effective date of each increase in the Specified Face Amount, if any, based on the amount of the increase. The Monthly Expense Charge is based on the age, sex and rating class of the Insured. The Monthly Expense Charges will be deducted proportionally from the Investment Options in excess of any Policy Debt.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. The Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Investment Options in excess of any Policy Debt.

                           The Monthly Cost of Insurance equals the sum of (1),
                       (2) and (3) where:

                       (1) is the cost of insurance charge equal to the Monthly
                           Cost of Insurance rate (described below) multiplied by the net amount at risk divided by 1,000;

                       (2) is the monthly rider cost for any riders which are a
                           part of your Policy; and

                       (3) is any additional insurance charge calculated as
                           specified in your Policy, for, among other reasons, occupational or avocational risks.

                           The NET AMOUNT AT RISK equals:

                           -   the death benefit divided by 1.00247;
                               MINUS

                           -   your Account Value on the Processing
                               Date prior to assessing the monthly
                               deductions.

                           If there are increases in the Specified Face Amount
                       other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial Specified Face Amount and each increase in the Specified Face Amount. In calculating the net amount

                        29  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the Specified Face Amount in the order in which the increases were made.

                           MONTHLY COST OF INSURANCE RATES.  The Monthly Cost of
                       Insurance rates (except for any such rate applicable to an increase in the Specified Face Amount) are based on the length of time your Policy has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates applicable to each increase in the Specified Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and rating class. The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

                       WAIVERS AND REDUCED CHARGES

                           We may reduce or waive the sales load or surrender
                       charge in situations where selling and/or maintenance costs associated with the Policies are reduced, sales of large Policies, and certain group or sponsored arrangements. In addition, we may waive charges in connection with Policies sold to our or our affiliates' officers, directors and employees.

                       SUPPLEMENTAL BENEFITS

 For additional                    The following supplemental benefit riders
 information on the        are available. There is no charge for the
 riders, please ask        accelerated benefits rider. An additional cost of
 your financial            insurance will be charged for each of the other
 adviser.                  riders which is in force as a part of the Monthly
                           Cost of Insurance charge. Each rider is subject to certain limitations and termination provisions.

                           ACCELERATED BENEFITS RIDER.  Under this rider, we
                       will pay you, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill. An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition. (This time period may be more or less in some states.)

                           The accelerated benefit payment will be equal to that
                       portion of your Policy's death benefit requested by you, not to exceed the lesser of (a) 75% of the amount of the death benefit or (b) $250,000 (the "Accelerated Amount"), subject to certain adjustments.

                        30  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           ACCIDENTAL DEATH BENEFIT RIDER.  Under this rider, we
                       will pay the accidental death benefit specified in your Policy when we receive due proof of the Insured's accidental death and that death occurred while this rider was in force, on or after the Insured's first birthday and within ninety days after the date of the accident.

                           WAIVER OF MONTHLY DEDUCTIONS RIDER.  Under this
                       rider, we will waive the monthly deductions under your Policy retroactive to the date of total disability when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to waive the monthly deduction for as long as the disability continues. We must receive written notice and due proof before we will waive the monthly deductions. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.

                           PAYMENT OF STIPULATED AMOUNT RIDER.  Under this
                       rider, we will make a monthly payment of the "stipulated amount" when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months. We will continue to make a payment of that amount for as long as the disability continues. We must receive written notice and due proof before we will make a payment. We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.

                       SUPPLEMENTAL INSURANCE RIDER

                           This rider provides for additional insurance on the
                       life of the Insured. The rider has separate charges associated with it which, on a current basis, are generally lower than the base policy charges. The rider will terminate at the policy anniversary on which the Insured is Attained Age 100. While the base policy may have a no-lapse guarantee period as long as 20 years, the rider's no-lapse guarantee period is limited to five years. If a key objective is guarantees, supplementing your Policy with this rider may not be appropriate. If guarantees are not a determining factor when selecting an insurance plan, the addition of this rider may meet your objectives more effectively.

                       TERMINATION OF POLICY

                           Your Policy will terminate on the earlier of the date
                       we receive your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

                        31  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       REINSTATEMENT

                           Before the Insured's death, we may reinstate your
                       Policy provided that the Policy has not been surrendered and you--

                           -   make a request for reinstatement
                               within three years from the date of
                               termination;

                           -   submit satisfactory evidence of
                               insurability to us; and

                           -   pay an amount, as determined by us,
                               sufficient to put your Policy in
                               force.

                       DEFERRAL OF PAYMENT

                           We will usually pay any amount due from the Variable
                       Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal, or policy loan may be postponed whenever:

                           -   the New York Stock Exchange is closed
                               other than customary weekend and
                               holiday closing, or trading on the
                               NYSE is otherwise restricted;

                           -   the Securities and Exchange
                               Commission, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the Securities and Exchange
                               Commission, as a result of which
                               disposal of securities is not
                               reasonably practicable, or it is not
                               reasonably practicable to determine
                               the value of the assets of the
                               Variable Account.

                       RIGHTS OF OWNER

                           While the Insured is alive, unless you have assigned
                       any of these rights, you may:

                           -   transfer ownership to a new owner;

                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the Insured;

                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary;

                        32  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           -   exercise all other rights in the
                               Policy;

                           -   increase or decrease the Specified
                               Face Amount, subject to the other
                               provisions of the Policy;

                           -   change the death benefit option,
                               subject to the other provisions of the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the requested action. Your request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before we received it.

                       RIGHTS OF BENEFICIARY

                           The beneficiary has no rights in the Policy until the
                       death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                       OTHER POLICY PROVISIONS

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. We may decide to add new Sub-Accounts at any time. Also, shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts of the Variable Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described in this paragraph, we may make appropriate amendments to the Policy to reflect the substitution.

                        33  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists solely of the Policy, including the attached copy of your Policy Application and any attached copies of supplemental applications and any riders and endorsements.

                           ALTERATION.  Sales representatives do not have any
                       authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary, or one of our vice presidents.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if such a modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendments to the Policy to reflect such modification.

                           ASSIGNMENTS.  During the lifetime of the Insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Principal Office and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MISSTATEMENT OF AGE OR SEX (NON-UNISEX POLICY).  If
                       the age or sex (in the case of a non-unisex Policy) of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

                           Misstatement discovered at death--The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex (for a non-unisex Policy).

                        34  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           Misstatement discovered prior to death--Your Account Value will be recalculated from the policy date using the Monthly Cost of Insurance Rates based on the correct age or sex (for a non-unisex Policy).

                           SUICIDE.  If the Insured, whether sane or insane,
                       commits suicide within two years after your Policy's Issue Date, we will not pay any part of the Policy Proceeds. We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

                           If the Insured, whether sane or insane, commits
                       suicide within two years after the effective date of an increase in the Specified Face Amount, then our liability as to that increase will be the cost of insurance for that increase.

                           INCONTESTABILITY.  All statements made in the
                       application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, change in death benefit option, or reinstatement of the Policy. No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the face amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the Effective Date of Coverage of such increase. Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase. Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

                           REPORT TO OWNER.  We will send you a report at least
                       once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

                                     PERFORMANCE INFORMATION

 We may present                    We may sometimes publish performance
 mutual fund               information related to the Fund, the Variable
 portfolio                 Account or the Policy in advertising, sales
 performance and           literature and other promotional materials. This
 hypothetical Policy       information is based on past investment results
 illustrations in          and is not an indication of future performance.
 sales literature.

                        35  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's TOTAL RETURN
                       or AVERAGE ANNUAL TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same total return over a stated period if performance had been constant over the entire period. Average annual total returns smooth variations in performance, and are not the same as actual year-by-year results.

                           We may also publish a mutual fund portfolio's yield.
                       Yield refers to the income generated by an investment in a portfolio over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period.

                           TOTAL RETURNS AND YIELDS QUOTED FOR A MUTUAL FUND
                       PORTFOLIO INCLUDE THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE PORTFOLIO, BUT DO NOT INCLUDE CHARGES AND DEDUCTIONS ATTRIBUTABLE TO YOUR POLICY. These expenses would reduce the performance quoted.

                       ADJUSTED PORTFOLIO PERFORMANCE

                           We may publish a mutual fund portfolio's total return
                       and yields adjusted for charges against the assets of the Variable Account.

                           We may publish total return and yield quotations
                       based on the period of time that a mutual fund portfolio has been in existence. The results for any period prior to any Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy.

                        36  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       OTHER INFORMATION

                           Performance information may be compared, in reports
                       and promotional literature, to:

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                           -   other groups of variable life variable
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account. Unmanaged indices may
                               assume the reinvestment of dividends
                               but generally do not reflect
                               deductions for administrative and
                               management expenses.

                           We may provide Policy information on various topics
                       of interest to you and other prospective policyowners. These topics may include:

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets;

                           -   investment strategies and techniques
                               (such as value investing, market
                               timing, dollar cost averaging, asset
                               allocation, constant ratio transfer
                               and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons

                        37  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                               between a Policy and the
                               characteristics of, and market for,
                               such financial instruments.

                                FEDERAL INCOME TAX CONSIDERATIONS

 We do not make any                The following summary provides a general
 guarantees about the      description of the federal income tax
 Policy's tax status.      considerations associated with the Policy and does
                           not purport to be complete or to cover all situations. This discussion is NOT intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). We make no representation as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.
                           WE DO NOT MAKE ANY GUARANTEE REGARDING THE TAX
                           STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING
                           THE POLICY.

                           The Policy may be used in various arrangements,
                       including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes of the particular arrangement.

                       TAX STATUS OF THE POLICY

 We believe the                    A Policy has certain tax advantages when
 Policy will be            treated as a life insurance contract within the
 treated as a life         meaning of Section 7702 of the Internal Revenue
 insurance contract        Code of 1986, as amended (the "Code"). We believe
 under federal tax         that the Policy meets the Section 7702 definition
 laws.                     of a life insurance contract and will take
                           whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with Sec-tion 7702.

                       DIVERSIFICATION OF INVESTMENTS

                           Section 817(h) of the Code requires that the Variable
                       Account's investments be "adequately diversified" in accordance with certain Treasury regulations. We believe that the Variable Account will be adequately diversified.

                           In certain circumstances, the owner of a variable
                       life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. We do not know what standards will be established, if

                        38  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       any, in the regulations or rulings which the Treasury has stated it expects to issue on this question. We therefore reserve the right to modify the Policy as necessary to attempt to prevent a policyowner from being considered the owner of a pro-rata share of the assets of the Variable Account.

                           The following discussion assumes that your Policy
                       will qualify as a life insurance contract for federal income tax purposes.

                       TAX TREATMENT OF POLICY BENEFITS

 There may be tax                  Your Policy may not qualify as life
 consequences after        insurance after the policy anniversary on which
 age 100.                  the Insured attains age 100 and may be subject to
                           tax consequences. We recommend that you receive counsel from your tax adviser. We will not be responsible for any adverse tax consequences resulting from the Policy being in effect after the policy anniversary on which the Insured is Attained Age 100.

 Death benefits do                 LIFE INSURANCE DEATH BENEFIT PROCEEDS.  In
 not incur federal         general, the amount of the death benefit payable
 income tax.               under your Policy is excludible from your gross
                           income under the Code.

 Investment gains are              TAX DEFERRED ACCUMULATION.  Any increase
 normally not taxed        in your Account Value is generally not taxable to
 unless distributed        you unless you receive or are deemed to receive
 to you before the         amounts from the Policy before the Insured dies.
 Insured dies.                     DISTRIBUTIONS.  If you surrender your
                           Policy, the amount you will receive as a result will be subject to tax as ordinary income to the extent that amount exceeds the "investment in the contract," which is generally the total of premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

                           Depending on the circumstances, any of the following
                       transactions may have federal income tax consequences:

                           -   the exchange of a Policy for a life
                               insurance, endowment or annuity
                               contract;

                           -   a change in the death benefit option;

                           -   a policy loan;

                           -   a partial withdrawal;

                           -   a surrender;

                           -   a change in the ownership of a Policy;

                        39  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                           -   the addition of an accelerated death
                               benefit rider; or

                           -   an assignment of a Policy.

                           In addition, federal, state and local transfer and
                       other tax consequences of ownership or receipt of Policy Proceeds will depend on your circumstances and those of the named beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a "modified endowment contract."

 If you pay more                   MODIFIED ENDOWMENT
 premiums than             CONTRACTS.  Section 7702A of the Code treats
 permitted under the       certain life insurance contracts as "modified
 seven-pay test, your      endowment contracts" ("MECs"). The Code defines
 Policy will be a          MECs as those Policies issued or materially
 MEC.                      changed after June 21, 1988 on which the total
                           premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid-up benefits for seven annual premiums ("seven-pay test").

                           We will monitor the Policy to determine whether
                       additional premium payments would cause the Policy to become a MEC and will take certain steps in an attempt to avoid this result.

                           Further, if a transaction occurs which decreases the
                       Specified Face Amount of your Policy during the first seven Policy Years, we will retest your Policy, as of the date of its purchase, based on the lower face amount to determine compliance with the seven-pay test. Also, if a decrease in Specified Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

                           The rules relating to whether a Policy will be
                       treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

 If your Policy                    DISTRIBUTIONS UNDER MODIFIED ENDOWMENT
 becomes a MEC,            CONTRACTS.  If treated as a MEC, your Policy will
 partial withdrawals,      be subject to the following tax rules:
 loans and surrenders      -  First, partial withdrawals are treated as
 may incur taxes and         ordinary income subject to tax up to the amount
 tax penalties.              equal to the excess (if any) of your Account
                             Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

                        40  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       - Second, policy loans and loans secured by the Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

                       - Third, a 10 percent additional income tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by the Policy, that is included in income, except where the distribution or loan is:

                           -   made when you are age 59 1/2 or older;

                           -   attributable to your becoming
                               disabled; or

                           -   is part of a series of substantially
                               equal periodic payments for the
                               duration of your life (or life
                               expectancy) or for the duration of the
                               longer of your or the beneficiary's
                               life (or life expectancies).

                           These exceptions may only apply if the Policy is
                       owned by an individual and, generally do not apply if the Policy is owned by a legal entity such as a trust, partnership or corporation.

                           DISTRIBUTIONS UNDER A POLICY THAT IS NOT A MEC.  If
                       your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change which reduces benefits under the Policy which are made for purposes of maintaining compliance with Section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

                           If your Policy is not a MEC, policy loans and loans
                       secured by the Policy are generally not treated as distributions. Such loans are instead treated as your indebtedness.

                           Finally, if your Policy is not a MEC, distributions
                       (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax.

                           POLICY LOAN INTEREST.  Generally, no tax deduction is
                       allowed for interest paid or accrued on any indebtedness under a Policy. In addition, if the policyowner is not a natural person, or is a direct or indirect beneficiary under the Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's otherwise allowable interest expense deduction. This rule may not, however, apply if you are such a policyowner engaged in a trade or business and the

                        41  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Policy covers an officer, director, employee, or 20 percent owner of your business, within the meaning of
                       Section 264(f)(4). You should consult your tax adviser for further guidance on these issues.

                           MULTIPLE POLICIES.  All modified endowment contracts
                       issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution which is taxable to you.

 We may be required                FEDERAL INCOME TAX WITHHOLDING.  We will
 to withhold taxes         withhold and remit to the federal government the
 from certain dis-         amount of any tax due on that portion of a policy
 tributions to you.        distribution which is taxable if we do not have a
                           valid social security number for you, unless you direct us otherwise in writing at or before the time of the distribution. As the policyowner, however, you will be responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions, regardless of whether those amounts are subject to withholding.

                       OUR TAXES

                           As a result of the Omnibus Budget Reconciliation Act
                       of 1990, we are currently and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for us.

                           At present, we do not assess any charge against the
                       assets of the Variable Account for any federal, state or local taxes that we incur which may be attributable to the Variable Account or any Policy. We, however, reserve the right in the future to assess a charge against the assets of the Variable Account for any such taxes or other economic burdens resulting from the application of any tax laws that we determine to be properly attributable to the Variable Account or the Policy.

                                      DISTRIBUTION OF POLICY

                           The Policy will be sold by licensed insurance agents
                       in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is our wholly-owned subsidiary and is registered with the Securities and Exchange Commission under the Securities

                        42  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain variable annuity contracts and other variable life insurance contracts we issue.

                           Gross first year commissions plus any expense
                       allowance payments we pay on the sale of the Policy may vary with the sales agreement with broker-dealers depending on the particular circumstances, but is not expected to exceed 90% of the target premium, which will vary based on the Insured's age, sex and rating Class, plus 4% of any excess premium payments. Gross renewal commissions in Policy Years 2 through 10 will not exceed 4% of actual premium payments, and will not exceed 1% in Policy Years 11 and thereafter. In addition, we may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances.

                                          VOTING RIGHTS

                           We are the legal owner of all shares of the Funds
                       held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Sub-Accounts in accordance with instructions received from policyowners who have an interest in the respective Sub-Accounts.

                           We will vote shares held in each Sub-Account for
                       which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Sub-Account for which instructions are received. Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

                           The number of shares in each Sub-Account for which a
                       policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Sub-Account, if any, by the value of one share of the corresponding Fund. We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

                           We may, if required by state insurance regulators,
                       disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In

                        43  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to policyowners.

                               OUR DIRECTORS AND EXECUTIVE OFFICERS

                           Our directors and executive officers are listed
                       below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.

                       DONALD A. STEWART, Chairman and Director (1996*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9

                           He is Chairman and Chief Executive Officer and a
                       Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company.

                       C. JAMES PRIEUR, Vice Chairman and Director (1998*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9

                           He is President and Chief Operating Officer of Sun
                       Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Vice Chairman and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada - U.S. Operations
                       Holdings, Inc.; and a Director of Sun Life Information Services Ireland Limited and Massachusetts Financial Services Company.

                        44  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       JAMES A. MCNULTY, III, President and Director (1999*) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Executive Vice President, U.S. Operations for
                       Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Sun Life Insurance and Annuity Company of New York; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., and Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and the Support Committee for Battered Women.

                       DAVID D. HORN, Director (1985*)
                       Strong Road
                       P.O. Box 24
                       New Vineyard, Maine 04956

                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

                       ANGUS A. MACNAUGHTON, Director (1985*)
                       Genstar Investment Corporation
                       555 California Street
                       Suite 4850
                       San Francisco, California 94104

                           He is President and Director of Genstar Investment
                       L.L.C. and a Director of Sun Life Financial Services of Canada Inc., Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Semiconductor Equipment Associates, Genstar Capital Corporation, San Francisco Opera, and Diversified Collection Services, Inc.; Vice Chairman and a Director of Barrick Gold Corporation; and Trustee of the

                        45  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Board of Governors (Lakefield College School) and World Affairs Council of Northern California.

                       S. CAESAR RABOY, Director (1997*)
                       220 Boylston Street
                       Boston, Massachusetts 02110

                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Fleet International Bank.

                       WILLIAM W. STINSON, Director (2000*)
                       Canadian Pacific Limited
                       1800 Bankers Hall, East Tower
                       855 - 2nd Street S.W.
                       Calgary, Alberta T2P 4Z5

                           He is Lead Director of Sun Life Assurance Company of
                       Canada, and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Insurance and Annuity Company of New York. In addition, he is a Director of Pan Canadian Petroleum, Massachusetts Financial Services Company, United Dominion Industries, Western Star Trucks, and Westshore Terminals Income Fund. In May 1996,
                       Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.

                       JAMES M.A. ANDERSON, Vice President, Investments (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer of Sun Capital Advisers Trust; President and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.)
                       Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.

                        46  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       DAVEY SCOON, Vice President, Finance and Treasurer (1999) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Vice President and Chief Financial Officer of
                       U.S. Operations for Sun Life Assurance Company of Canada; Vice President, Finance, Controller, and Treasurer of Sun Life Insurance and Annuity Company of New York; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., and Sun Life of Canada (U.S.) SPE 97-I, Inc.; Vice President and Director of Sun Life Assurance Company of Canada -- U.S. Operations
                       Holdings, Inc., Sun Life of Canada (U.S.)
                       Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited, and Sun Canada Financial Co.; Director and Treasurer of Clarendon Insurance Agency, Inc. and Sunesco Insurance Agency, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; and Chairman and Director of Tufts Associated Health Plan, Lead Director of Tufts Associated Health Maintenance Organization, and Board Chairman of Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.

                       ROBERT P. VROLYK, Vice President and Actuary (1986) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Vice President and Chief Actuary of Sun Life
                       Assurance Company of Canada; Vice President and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and Director of Sun Life of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General
                       Partner, Inc.; Vice President and Director of Sun Life of Canada (U.S.) SPE 97-I, Inc.; a Director of Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland Limited; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.

                       PETER F. DEMUTH, Vice President and Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel and Assistant Secretary for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of

                        47  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       Canada--U.S. Operations Holdings, Inc.; Assistant Secretary for Sun Capital Advisers Trust; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a partner at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

                       ELLEN B. KING, Counsel and Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481

                           She is Counsel of Sun Life Assurance Company of
                       Canada; Counsel and Secretary of Sun Life Insurance and Annuity Company of New York; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., and Sun Life of Canada (U.S.) Holdings General Partner, Inc.

                       RONALD J. FERNANDES
                       Vice President, Retirement
                       Products and Services (1999)
                       One Copley Place
                       Boston, Massachusetts 02116

                           He is Vice President, Retirement Products and
                       Services of Sun Life Insurance and Annuity Company of New York. He is also a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Life of Canada (U.S.) Distributors, Inc. Prior to
                       October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.

                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                        48  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by Georges C. Rouhart, FSA, MAAA, Product
                       Officer.

                       ACCOUNTANTS

                           Deloitte & Touche LLP have audited our statutory
                       statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2000 and 1999, and the related statutory statements of operations, change in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 2000 included in this prospectus.

                         INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

                           The Company's Annual Report on Form 10-K for the year
                       ended December 31, 2000 filed with the SEC is incorporated by reference in this Prospectus. Any statement contained in a document we incorporate by reference is deemed modified or superceded to the extent that a later filed document, including this Prospectus, shall modify or supercede that statement. Any statement so modified or superceded shall not be deemed, except as so modified or superceded, to constitute part of this Prospectus.

                           The Company will furnish, without charge, to each
                       person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                       REGISTRATION STATEMENTS

                           This Prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy. It does not contain all of the information set forth in the

                        49  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement for further information concerning the Variable Account, Sun Life of Canada (U.S.), the mutual fund investment options, and the Policy.

                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       Prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.

                        50  FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND
SURPLUS
DECEMBER 31, 1999 AND 1998 (IN THOUSANDS)

                                                                 1999                1998
                                                              -----------         -----------
ADMITTED ASSETS
    Bonds...................................................  $ 1,221,970         $ 1,763,468
    Common stocks...........................................       75,283             128,445
    Mortgage loans on real estate...........................      528,911             535,003
    Properties acquired in satisfaction of debt.............       15,641              17,207
    Investment real estate..................................       79,182              78,021
    Policy loans............................................       40,095              41,944
    Cash and short-term investments.........................      316,971             265,226
    Other invested assets...................................       67,938              64,177
    Investment income due and accrued.......................       25,303              35,706
    Federal income tax recoverable and interest thereon.....           --               1,110
    Other assets............................................        5,807               1,928
                                                              -----------         -----------
    General account assets..................................    2,377,101           2,932,235
    Separate account assets
      Unitized..............................................   15,490,328          11,774,745
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total admitted assets...................................  $19,948,155         $16,902,621
                                                              ===========         ===========
LIABILITIES
    Aggregate reserve for life policies and contracts.......  $ 1,153,642         $ 1,216,107
    Supplementary contracts.................................        3,182               1,885
    Policy and contract claims..............................          962                 369
    Liability for premium and other deposit funds...........      564,820           1,000,875
    Surrender values on cancelled policies..................           16                   5
    Interest maintenance reserve............................       41,771              40,490
    Commissions to agents due or accrued....................        3,253               2,615
    General expenses due or accrued.........................       14,055               5,932
    Transfers from Separate Accounts due or accrued.........     (467,619)           (361,863)
    Taxes, licenses and fees due or accrued, excluding
      FIT...................................................          379                 401
    Federal income taxes due or accrued.....................       89,031              25,019
    Unearned investment income..............................           22                  23
    Amounts withheld or retained by company as agent or
      trustee...............................................         (442)                529
    Remittances and items not allocated.....................        1,078               5,176
    Asset valuation reserve.................................       44,071              44,392
    Payable to parent, subsidiaries, and affiliates.........       26,284              30,381
    Payable for securities..................................           --                 428
    Other liabilities.......................................       16,674               9,770
                                                              -----------         -----------
    General account liabilities.............................    1,491,179           2,022,534
    Separate account liabilities:
      Unitized..............................................   15,489,908          11,774,522
      Non-unitized..........................................    2,080,726           2,195,641
                                                              -----------         -----------
    Total liabilities.......................................   19,061,813          15,992,697
                                                              -----------         -----------
CAPITAL STOCK AND SURPLUS
    Common capital stock....................................        5,900               5,900
                                                              -----------         -----------
    Surplus notes...........................................      565,000             565,000
    Gross paid in and contributed surplus...................      199,355             199,355
    Unassigned funds........................................      116,087             139,669
                                                              -----------         -----------
    Surplus.................................................      880,442             904,024
                                                              -----------         -----------
    Total common capital stock and surplus..................      886,342             909,924
                                                              -----------         -----------
    Total liabilities, capital stock and surplus............  $19,948,155         $16,902,621
                                                              ===========         ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

51                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                              1999        1998        1997
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity
       considerations....................  $   69,492  $  210,198  $  254,066
     Deposit-type funds..................   2,598,265   2,140,604   2,155,297
     Considerations for supplementary
       contracts without life
       contingencies and dividend
       accumulations.....................       3,461       2,086       1,615
     Net investment income...............     167,035     184,532     270,249
     Amortization of interest maintenance
       reserve...........................       3,702       2,282       1,166
     Income from fees associated with
       investment management and
       administration and contract
       guarantees from Separate
       Account...........................     173,417     141,211     109,757
     Net gain from operations from
       Separate Account..................          61          --           5
     Other income........................      24,554      87,364     102,889
                                           ----------  ----------  ----------
     Total Income........................   3,039,987   2,768,277   2,895,044
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits......................       4,386      15,335      17,284
     Annuity benefits....................     155,387     153,636     148,135
     Disability benefits and benefits
       under accident and health
       policies..........................          --         104         132
     Surrender benefits and other fund
       withdrawals.......................   2,313,179   1,933,833   1,854,004
     Interest on policy or contract
       funds.............................         237        (140)        699
     Payments on supplementary contracts
       without life contingencies and
       dividend accumulations............       2,345       2,528       1,687

     Increase (decrease) in aggregate
       reserves for life and accident and
       health policies and contracts.....     (62,465)   (972,135)    127,278
     Decrease in liability for premium
       and other deposit funds...........    (436,055)   (449,831)   (447,603)
     Increase (decrease) in reserve for
       supplementary contracts without
       life contingencies and for
       dividend and coupon
       accumulations.....................       1,296        (362)         42
                                           ----------  ----------  ----------
     Total Benefits......................   1,978,310     682,968   1,701,658
                                           ----------  ----------  ----------
     Commissions on premiums and annuity
       considerations (direct business
       only).............................     155,381     137,718     132,700
     Commissions and expense allowances
       on reinsurance assumed............          --      13,032      17,951
     General insurance expenses..........      75,046      58,132      46,624
     Insurance taxes, licenses and fees,
       excluding federal income taxes....       8,710       7,388       8,267
     Increase (decrease) in loading on
       and cost of collection in excess
       of loading on deferred and
       uncollected premiums..............          --      (1,663)        523
     Net transfers to Separate
       Accounts..........................     727,811     722,851     844,130
     Reserve and fund adjustments on
       reinsurance terminated............          --   1,017,112          --
                                           ----------  ----------  ----------
     Total Benefits and Expenses.........  $2,945,258  $2,637,538  $2,751,853
                                           ----------  ----------  ----------
     Net gain from operations before
       dividends to policyholders and
       federal income tax expense........      94,729     130,739     143,191
     Dividends to policyholders..........          --      (5,981)     33,316
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       before federal income tax
       expense...........................      94,729     136,720     109,875
     Federal income tax expense,
       (excluding tax on capital
       gains)............................      24,479      11,713       7,339
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       federal income taxes and before
       realized capital gains............      70,250     125,007     102,536
     Net realized capital gains less
       capital gains tax and transferred
       to the Interest Maintenance
       Reserve...........................      20,108         394      26,706
                                           ----------  ----------  ----------
 NET INCOME..............................  $   90,358  $  125,401  $  129,242
                                           ==========  ==========  ==========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

52                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                               1999        1998        1997
                                            ----------  ----------  ----------
 Capital and surplus, beginning of year...   $909,924    $832,695   $ 567,143
                                             --------    --------   ---------
   Net income.............................     90,358     125,401     129,242
   Change in net unrealized capital gains
     (losses).............................    (36,111)       (384)      1,152
   Change in non-admitted assets and
     related items........................      1,715      (1,086)       (463)
   Change in reserve due to change in
     valuation basis......................                     --      39,016
   Change in asset valuation reserve......        320       3,213       6,307
   Surplus (contributed to) withdrawn from
     separate accounts during period......        136          82          --
   Other changes in surplus in separate
     accounts statements..................         --          10          --
   Change in surplus notes................         --          --     250,000
   Dividends to stockholders..............    (80,000)    (50,000)   (159,722)
   Aggregate write-ins for gains and
     (losses) in surplus..................         --          (7)         20
                                             --------    --------   ---------
   Net change in capital and surplus for
     the year.............................    (23,582)     77,229     265,552
                                             --------    --------   ---------
 Capital and surplus, end of year.........   $886,342    $909,924   $ 832,695
                                             ========    ========   =========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

53                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 (IN THOUSANDS)

                                               1999         1998          1997
                                            ----------   -----------   -----------
 CASH PROVIDED BY OPERATIONS:
   Premiums, annuity considerations and
     deposit funds received...............  $2,667,756   $ 2,361,669   $ 2,410,919
   Considerations for supplementary
     contracts and dividend accumulations
     received.............................       3,461         2,086         1,615
   Net investment income received.........     225,038       236,944       345,279
   Fees associated with investment
     management, administration, and
     contract guarentees from separate
     accounts.............................     173,417       141,211            --
   Other income received..................      24,555       111,936       208,223
                                            ----------   -----------   -----------
 Total receipts...........................   3,094,227     2,853,846     2,966,036
                                            ----------   -----------   -----------
   Benefits paid (other than dividends)...   2,474,693     2,107,736     2,020,747
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes).................     230,744       217,023       203,650
   Net cash transferred to separate
     accounts.............................     833,567       800,636       895,465
   Dividends paid to policyholders........          --        26,519        28,316
   Federal income tax payments
     (recoveries), (excluding tax on
     capital gains).......................     (40,644)       46,965         1,397
   Other--net.............................         237          (138)          698
                                            ----------   -----------   -----------
 Total payments...........................   3,498,597     3,198,741     3,150,273
                                            ----------   -----------   -----------
 Net cash used in operations..............    (404,370)     (344,895)     (184,237)
                                            ----------   -----------   -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains
     (losses) of $(1,768) for 1999, $2,038
     for 1998, and $750 for 1997).........   1,065,307     1,261,396     1,343,803
   Issuance of surplus notes..............          --            --       250,000
   Other cash provided (used).............      13,797       (40,529)       71,095
                                            ----------   -----------   -----------
 Total cash provided......................   1,079,104     1,220,867     1,664,898
                                            ----------   -----------   -----------
 CASH APPLIED:
   Cost of long-term investments
     acquired.............................    (484,417)     (967,901)     (773,783)
   Other cash applied.....................    (138,572)     (187,263)     (310,519)
                                            ----------   -----------   -----------
 Total cash applied.......................    (622,989)   (1,155,164)   (1,084,302)
 Net change in cash and short-term
 investments..............................      51,745      (279,192)      396,359
 Cash and short-term investments:
 Beginning of year........................     265,226       544,418       148,059
                                            ----------   -----------   -----------
 End of year..............................  $  316,971   $   265,226   $   544,418
                                            ==========   ===========   ===========

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

54                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                       GENERAL Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, and group pension contracts.

                           Effective May 1, 1997, the Company became a
                       wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), a mutual insurance company.

                           The Company, which is domiciled in the State of
                       Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In
                       April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the

55                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
                       statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

                       INVESTED ASSETS Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are confirmed retrospectively. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through the Interest Maintenance Reserve (IMR). Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

                       POLICY AND CONTRACT RESERVES The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and contract provisions.

                       INCOME AND EXPENSES For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

                       SEPARATE ACCOUNTS The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

                           The Company has also established a non-unitized
                       separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund

56                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
                       general account liabilities, and general account assets are available to fund liabilities of this account.

                           Assets and liabilities of the separate accounts,
                       representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

                           Gains (losses) from mortality experience and
                       investment experience of the separate accounts, not applicable to contract owners, and accrued expense allowances recognized in reserves are receivable from or payable to the general account. Accumulated amounts that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $467,619,000 in 1999 and $361,863,000 in 1998.

                       CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

                           In March 1998, the National Association of Insurance
                       Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

                       OTHER Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

                           Certain prior year amounts have been reclassified to
                       conform to amounts as presented in the current year.

57                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES

                           The Company owns all of the outstanding shares of the
                       following subsidiaries:

                           Sun Life Insurance and Annuity Company of New York
                       ("Sun Life (N.Y.)") is engaged in the sale of individual fixed and variable annuity contracts and group life and group long term disability insurance contracts in the State of New York;

                           Sun Life of Canada (U.S.) Distributors, Inc.
                       (formerly Sun Investment Services Company) ("Sundisco"), is a registered broker-dealer;

                           Sun Life Financial Services Limited ("SLFSL"), serves
                       as the marketing administrator for the distribution of the offshore products of SLOC (Bermuda branch), an affiliate;

                           Sun Benefit Services Company, Inc. ("Sunbesco")
                       receives renewal commissions on a disability product and is currently inactive;

                           Sun Capital Advisers, Inc. ("Sun Capital") is a
                       registered investment adviser;

                           Sun Life Finance Corporation ("Sunfinco") is a
                       finance company and currently inactive;

                           Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1")
                       is a special purpose corporation engaging in activities incidental to securitizing mortgage loans;

                           Clarendon Insurance Agency, Inc. ("Clarendon") is a
                       registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates;

                           Sun Life Information Services Ireland Limited
                       ("SLISL") is an offshore technology services center for affiliates.

                           On October 29, 1999, the Company sold New London
                       Trust F.S.B. ("NLT") to an unaffiliated party for $30,254,000. The Company realized a post tax gain of $13,170,000.

58                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
                           On February 5, 1999, the Company sold Massachusetts
                       Casualty Insurance Company ("MCIC"), a disability insurance company, to an unaffiliated party. The net proceeds of this sale were $33,965,000. The Company realized a post tax gain of $4,900,000.

                           The impact of the sales of NLT and MCIC on continuing
                       operations of the Company is not expected to be material.

                           Prior to December 24, 1997, the Company owned 93.6%
                       of the outstanding shares of Massachusetts Financial Services Company ("MFS"), a registered investment adviser. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

                           During 1999, 1998, and 1997, the Company contributed
                       capital in the following amounts to its subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
MCIC........................................................  $    --    $    --    $ 2,000
SLFSL.......................................................    1,000        750      1,000
SPE 97-1....................................................       --         --     20,377
Sundisco....................................................   19,000     10,000         --
Sun Capital.................................................       --        500         --
Clarendon...................................................       --         10         --
SLISL.......................................................       --        502         --

                           During 1999, 1998, and 1997, the Company received
                       dividends from the following subsidiaries:

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
SUN Life (N.Y.).............................................  $ 6,500    $ 3,000    $    --
NLT.........................................................   19,319         --      7,500
MFS.........................................................       --         --     33,110
SPE 97-1....................................................       --        675         --
SUNDISCO....................................................       --         --        571

59                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
                           Summarized combined financial information of the
                       Company's subsidiaries as of December 31, 1999, 1998 and 1997 and for the years then ended, follows:

                                                                       DECEMBER 31,
                                                           -------------------------------------
                                                             1999         1998          1997
                                                           ---------   -----------   -----------
                                                                      (IN THOUSANDS)
Assets...................................................  $ 877,939   $ 1,315,317   $ 1,190,951
Liabilities..............................................   (802,656)   (1,186,872)   (1,073,966)
                                                           ---------   -----------   -----------
Total net assets.........................................  $  75,283   $   128,445   $   116,985
                                                           =========   ===========   ===========
Total revenues...........................................  $  82,443   $   222,853   $   750,364
Operating expenses.......................................    (90,318)     (221,933)     (646,896)
Income tax expense.......................................      3,249        (1,222)      (43,987)
                                                           ---------   -----------   -----------
Net income (loss)........................................  $  (4,626)  $      (302)  $    59,481
                                                           =========   ===========   ===========

3.  BONDS

                           Investments in debt securities are as follows:

                                                                   DECEMBER 31, 1999
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $   78,161     $ 2,091     $ (2,454)   $   77,798
    States, provinces and political
      subdivisions...............................      20,428          69          (57)       20,440
    Public utilities.............................     181,466       6,854       (5,907)      182,413
    Transportation...............................     188,285       7,689       (2,709)      193,265
    Finance......................................      88,517       4,631         (518)       92,630
    All other corporate bonds....................     665,113      18,353      (17,152)      666,314
                                                   ----------     -------     --------    ----------
        Total long-term bonds....................   1,221,970      39,687      (28,797)    1,232,860
                                                   ----------     -------     --------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
        Total short-term bonds...................     312,585          --           --       312,585
                                                   ----------     -------     --------    ----------
Total bonds......................................  $1,534,555     $39,687     $(28,797)   $1,545,445
                                                   ==========     =======     ========    ==========

60                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):

                                                                   DECEMBER 31, 1998
                                                   -------------------------------------------------
                                                                  GROSS        GROSS      ESTIMATED
                                                   AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                                      COST        GAINS       (LOSSES)      VALUE
                                                   ----------   ----------   ----------   ----------
                                                                    (IN THOUSANDS)
Long-term bonds:
    United States government and government
      agencies and authorities...................  $  140,417    $  7,635      $  (177)   $  147,875
    States, provinces and political
      subdivisions...............................      16,632       2,219           --        18,851
    Public utilities.............................     397,670      38,740         (238)      436,172
    Transportation...............................     197,207      22,481          (18)      219,670
    Finance......................................     144,958      12,542         (494)      157,006
    All other corporate bonds....................     866,584      50,814       (6,419)      910,979
                                                   ----------    --------      -------    ----------
        Total long-term bonds....................   1,763,468     134,431       (7,346)    1,890,553
                                                   ----------    --------      -------    ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
      commercial paper...........................      43,400          --           --        43,400
    Affiliates...................................     220,000          --           --       220,000
                                                   ----------    --------      -------    ----------
        Total short-term bonds...................     263,400          --           --       263,400
                                                   ----------    --------      -------    ----------
Total bonds......................................  $2,026,868    $134,431      $(7,346)   $2,153,953
                                                   ==========    ========      =======    ==========

                           The amortized cost and estimated fair value of bonds
                       at December 31, 1999 are shown below by contractual maturity. Expected maturities will differ

61                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

3.  BONDS (CONTINUED):
                       from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                 DECEMBER 31, 1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                 COST      FAIR VALUE
                                                              ----------   ----------
                                                                  (IN THOUSANDS)
Maturities:
    Due in one year or less.................................  $  376,761   $  376,823
    Due after one year through five years...................     184,077      182,788
    Due after five years through ten years..................     259,042      263,321
    Due after ten years.....................................     542,678      543,301
                                                              ----------   ----------
                                                               1,362,558    1,366,233
    Mortgage-backed securities..............................     171,997      179,212
                                                              ----------   ----------
Total bonds.................................................  $1,534,555   $1,545,445
                                                              ==========   ==========

                           Proceeds from sales and maturities of investments in
                       debt securities during 1999, 1998, and 1997 were $740,081,000, $1,016,811,000 and $980,264,000, gross gains were $7,688,000, $17,025,000, and $10,732,000 and
                       gross losses were $4,477,000, $866,000, and $2,446,000,
                       respectively.

                           Bonds included above with an amortized cost of
                       approximately $2,604,000, $2,572,000, and $2,578,000 at
                       December 31, 1999, 1998 and 1997, respectively, were on deposit with governmental authorities as required by law.

                           Excluding investments in U.S. government and agencies
                       securities, the Company is not exposed to significant concentrations of credit risk in its portfolio.

4.  SECURITIES LENDING

                           The Company has a securities lending program operated
                       on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities on loan as of December 31, 1999, 1998 or 1997. Income resulting from this program was $20,000, $94,000, and $200,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

62                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

5.  MORTGAGE LOANS

                           The Company invests in commercial first mortgage
                       loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

                           The following table shows the geographical
                       distribution of the mortgage loan portfolio.

                                                                 DECEMBER 31,
                                                              -------------------
                                                                1999       1998
                                                              --------   --------
                                                                (IN THOUSANDS)
California..................................................  $ 72,693   $ 82,397
Massachusetts...............................................    38,083     53,528
Michigan....................................................    32,941     34,357
New York....................................................    22,912     21,190
Ohio........................................................    31,914     36,171
Pennsylvania................................................    92,825     93,587
Washington..................................................    30,265     36,548
All other...................................................   207,278    177,225
                                                              --------   --------
                                                              $528,911   $535,003
                                                              ========   ========

                           The Company has restructured mortgage loans totaling
                       $15,644,000 and $30,743,000 and corresponding allowances for losses of $1,043,000 and $2,120,000 at December 31, 1999 and 1998, respectively.

                           On December 22, 1999, the Company acquired 28
                       mortgages from SLOC at a cost of $118,091,637. The Company in turn sold a 90% participation in these 28 plus an additional 11 existing mortgage loans to a third party as part of two mortgage participation agreements, for which the Company received proceeds of $146,974,851.

                           The Company has outstanding mortgage loan commitments
                       on real estate totaling $2,384,000 and $18,005,000 at December 31, 1999 and 1998, respectively.

63                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

6.  INVESTMENT GAINS AND LOSSES

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Net realized gains (losses):
Bonds.......................................................  $     70   $ 5,659    $ 2,882
Common stock of affiliates..................................    15,290        --     21,195
Common stocks...............................................        --        48         --
Mortgage loans..............................................       787     2,374      3,837
Real estate.................................................      (481)      955      2,912
Other invested assets.......................................        --    (3,827)      (717)
                                                              --------   -------    -------
Subtotal....................................................    15,666     5,209     30,109
Capital gains tax expense (benefit).........................    (4,442)    4,815      3,403
                                                              --------   -------    -------
Total.......................................................  $ 20,108   $   394    $26,706
                                                              ========   =======    =======
Changes in unrealized gains (losses):
Bonds.......................................................  $ (6,689)  $    --    $    --
Common stock of affiliates..................................   (30,966)     (302)    (2,894)
Mortgage loans..............................................        83    (1,312)     1,524
Real estate.................................................     1,461       403      3,377
Other invested assets.......................................        --       827       (855)
                                                              --------   -------    -------
Total.......................................................  $(36,111)  $  (384)   $ 1,152
                                                              ========   =======    =======

                           Realized capital gains and losses on bonds and
                       mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $4,965,000 in 1999, $8,943,000 in 1998, and $6,321,000 in 1997. All gains and losses are transferred net of applicable income taxes.

64                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

7.  NET INVESTMENT INCOME

                           Net investment income consisted of:

                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998       1997
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
Interest income from bonds..................................  $128,992   $167,436   $188,924
Income from investment in common stock of affiliates........    25,819      3,675     41,181
Interest income from mortgage loans.........................    50,327     53,269     76,073
Real estate investment income...............................    15,696     15,932     17,161
Interest income from policy loans...........................     3,118      2,881      3,582
Other investment income (loss)..............................    (1,700)      (641)      (193)
                                                              --------   --------   --------
Gross investment income.....................................   222,252    242,552    326,728
                                                              --------   --------   --------
Interest on surplus notes and notes payable.................   (43,266)   (44,903)   (42,481)
Investment expenses.........................................   (11,951)   (13,117)   (13,998)
                                                              --------   --------   --------
Net investment income.......................................  $167,035   $184,532   $270,249
                                                              ========   ========   ========

8.  DERIVATIVES

                           The Company uses derivative instruments for interest
                       rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates and foreign currency exchange rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and currency and interest rate swap agreements structured as forward spread lock interest rate swaps.

                           In the case of interest rate futures, gains or losses
                       on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1999 and 1998, there were no futures contracts outstanding.

                           In the case of interest rate and foreign currency
                       swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life

65                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

8.  DERIVATIVES (CONTINUED):
                       of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                           The Company's open positions are as follows:

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1999
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $20,000            $249
Foreign currency swap.......................................           648             113

                                                                     SWAPS OUTSTANDING
                                                                    AT DECEMBER 31, 1998
                                                              --------------------------------
                                                                  NOTIONAL        MARKET VALUE
                                                              PRINCIPAL AMOUNTS   OF POSITIONS
                                                              -----------------   ------------
                                                                       (IN THOUSANDS)
Conventional interest rate swaps............................       $45,000            $508
Foreign currency swap.......................................         1,178             263

                           The market value of swaps is the estimated amount
                       that the Company would receive or pay on termination or sale, taking into account current interest rates and the current creditworthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

                           The Company is a lessor in a leveraged lease
                       agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

66                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

9.  LEVERAGED LEASES (CONTINUED):
                           The Company's net investment in leveraged leases is
                       composed of the following elements:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                1999           1998
                                                              --------       --------
                                                                  (IN THOUSANDS)
Lease contracts receivable..................................  $ 69,766       $ 78,937
Less non-recourse debt......................................   (69,749)       (78,920)
                                                              --------       --------
Net receivable..............................................        17             17
Estimated residual value of leased assets...................    41,150         41,150
Less unearned and deferred income...........................    (7,808)        (8,932)
                                                              --------       --------
Investment in leveraged leases..............................    33,359         32,235
Less fees...................................................      (113)          (138)
                                                              --------       --------
Net investment in leveraged leases..........................  $ 33,246       $ 32,097
                                                              ========       ========

                           The net investment is included in "Other invested
                       assets" on the balance sheet.

10. REINSURANCE

                           The Company has agreements with SLOC which provide
                       that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,527,000, $2,128,000 and $1,381,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

                           Effective January 1, 1991, the Company entered into
                       an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997, SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance

67                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED):
                       assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, and $37,050,000 for the years ended December 31, 1998 and 1997, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

                           The following are summarized pro-forma results of
                       operations of the Company for the years ended December 31, 1999, 1998 and 1997 before the effect of reinsurance transactions with SLOC:

                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------
                                                              1999         1998         1997
                                                           ----------   ----------   ----------
                                                                      (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues........  $2,874,513   $2,377,364   $2,340,733
    Net investment income and realized gains.............     190,845      187,208      298,120
                                                           ----------   ----------   ----------
    Subtotal.............................................   3,065,358    2,564,572    2,638,853
                                                           ----------   ----------   ----------
Benefits and Expenses:
    Policyholder benefits................................   2,709,712    2,312,247    2,350,354
    Other expenses.......................................     239,282      203,238      187,591
                                                           ----------   ----------   ----------
    Subtotal.............................................   2,948,994    2,515,485    2,537,945
                                                           ----------   ----------   ----------
Income from operations...................................  $  116,364   $   49,087   $  100,908
                                                           ==========   ==========   ==========

                           The Company has an agreement with an unrelated
                       company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $193,000 in 1999, $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997.

                           During 1999 the Company entered into an agreement
                       with an unrelated company which provides reinsurance on certain fixed group annuity contracts. The net effect of this agreement was to increase income from operations by approximately $3,400,000. Also during 1999, the Company entered into three agreements with two unrelated companies for the purpose of obtaining stop-loss coverage of guaranteed minimum death benefit exposure with respect to the

68                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

10. REINSURANCE (CONTINUED):
                       Company's variable annuity business. The net effect of these agreements was to increase income from operations by approximately $157,000.

                           The Company is contingently liable for the portion of
                       the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

                           The withdrawal characteristics of general account and
                       separate account annuity reserves and deposits are as follows:

                                                                 DECEMBER 31, 1999
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,346,853        13
    At market value.........................................   15,010,696        81
    At book value less surrender charges (surrender charge
      >5%)..................................................       45,722        --
    At book value (minimal or no charge or adjustment)......      104,539         1
Not subject to discretionary withdrawal provision...........    1,015,108         5
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $18,522,918       100
                                                              ===========       ===

                                                                 DECEMBER 31, 1998
                                                              ------------------------
                                                                AMOUNT      % OF TOTAL
                                                              -----------   ----------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal--with adjustment:
    With market value adjustment............................  $ 2,896,529        19
    At market value.........................................   11,368,059        73
    At book value less surrender charges (surrender charge
      >5%)..................................................       62,404        --
    At book value (minimal or no charge or adjustment)......      111,757         1
Not subject to discretionary withdrawal provision...........    1,055,642         7
                                                              -----------       ---
Total annuity actuarial reserves and deposit liabilities....  $15,494,391       100
                                                              ===========       ===

12. SEGMENT INFORMATION

                           The Company offers financial products and services
                       such as fixed and variable annuities, retirement plan services and life insurance on an individual

69                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

12. SEGMENT INFORMATION (CONTINUED):
                       basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

                           The Protection segment markets and administers a
                       variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

                           The following amounts pertain to the various business
                       segments:

                                              TOTAL          TOTAL        PRETAX     FEDERAL        TOTAL
                                             REVENUES    EXPENDITURES*    INCOME    INCOME TAX     ASSETS
                                            ----------   -------------   --------   ----------   -----------
                                                                     (IN THOUSANDS)
    1999
Protection................................  $   33,236     $   41,030    $ (7,794)   $ (2,661)   $   136,127
Wealth Management.........................   2,979,450      2,898,158      81,292      18,593     19,015,394
Corporate.................................      27,301          6,070      21,231       8,547        796,634
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $3,039,987     $2,945,258    $ 94,729    $ 24,479    $19,948,155
                                            ----------     ----------    --------    --------    -----------
      1998
Protection................................  $  229,710     $  144,800    $ 84,910    $ (4,148)   $   199,683
Wealth Management.........................   2,527,608      2,483,715      43,893      12,486     16,123,905
Corporate.................................      10,959          3,042       7,917       3,375        579,033
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,768,277     $2,631,557    $136,720    $ 11,713    $16,902,621
                                            ----------     ----------    --------    --------    -----------
      1997
Protection................................  $  304,141     $  272,333    $ 31,808    $ 13,825    $ 1,143,697
Wealth Management.........................   2,533,006      2,507,592      25,414      10,667     14,043,221
Corporate.................................      57,897          5,244      52,653     (17,153)       738,439
                                            ----------     ----------    --------    --------    -----------
    Total.................................  $2,895,044     $2,785,169    $109,875    $  7,339    $15,925,357
                                            ----------     ----------    --------    --------    -----------

------------------------

* Total expenditures includes dividends to policyholders of $0 for 1999, $(5,981) for 1998, and $33,316 for 1997.

70                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS

                           The Company participates with SLOC in a
                       noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

                           The funding policy for the pension plan is to
                       contribute an amount, which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

                           The Company's share of the group's accrued pension
                       obligation was $1,914,000, and $1,178,000 at
                       December 31, 1999 and 1998, respectively. The Company's share of net periodic pension cost was $736,000, $586,000, and $146,000 for 1999, 1998 and 1997,
                       respectively.

                           The Company also participates with SLOC and certain
                       affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $284,000, $231,000, and $259,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

                       OTHER POST-RETIREMENT BENEFIT PLANS In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

                           The Company records an accrual of the estimated cost
                       of retiree benefit payments during the years the employee provides services, and amortizes an obligation of approximately $400,000 over a period of ten years. The Company's cash flows are not affected by this method, however the net effect decreased income by $185,000, $95,000, and $117,000, for the years ended December 31, 1999, 1998, and 1997, respectively. The Company's post-retirement health, dental and life insurance benefits currently are not funded.

71                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
                           The following table sets forth the change in the
                       pension and other post-retirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                      -------------------   -------------------
                                                        1999       1998       1999       1998
                                                      --------   --------   --------   --------
                                                                   (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year.........  $110,792   $ 79,684   $ 10,419   $  9,845
    Service cost....................................     5,632      4,506        413        240
    Interest cost...................................     6,952      6,452        845        673
    Actuarial loss (gain)...........................   (21,480)    21,975      1,048        308
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Benefit obligation at end of year...................  $ 99,520   $110,792   $ 12,217   $ 10,419
                                                      ========   ========   ========   ========
The Company's share:
    Benefit obligation at beginning of year.........  $  9,125   $  5,094   $    416   $    385
    Benefit obligation at end of year...............  $  8,816   $  9,125   $    743   $    416
Change in plan assets:
    Fair value of plan assets at beginning of
      year..........................................  $151,575   $136,610   $     --   $     --
    Actual return on plan assets....................     9,072     16,790         --         --
    Employer contribution...........................        --         --        508        647
    Benefits paid...................................    (2,376)    (1,825)      (508)      (647)
                                                      --------   --------   --------   --------
Fair value of plan assets at end of year............  $158,271   $151,575   $     --   $     --
                                                      ========   ========   ========   ========
Funded status.......................................  $ 58,752   $ 40,783   $(12,217)  $(10,419)
Unrecognized net actuarial gain (loss)..............   (20,071)    (2,113)     1,469        586
Unrecognized transition obligation (asset)..........   (22,617)   (24,674)       140        185
Unrecognized prior service cost.....................     7,081      7,661         --         --
                                                      --------   --------   --------   --------
Prepaid (accrued) benefit cost......................  $ 23,145   $ 21,657   $(10,608)  $ (9,648)
                                                      ========   ========   ========   ========
The Company's share of accrued benefit cost.........  $ (1,914)  $ (1,178)  $   (381)  $   (195)

Weighted-average assumptions as of December 31:
    Discount rate...................................     7.50%      6.75%      7.50%      6.75%
    Expected return on plan assets..................     8.75%      8.00%        N/A        N/A
    Rate of compensation increase...................     4.50%      4.50%        N/A        N/A

                           For measurement purposes, a 10.9% annual rate of
                       increase in the per capita cost of covered health care benefits was assumed for 1999 (5.6% for

72                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

13. RETIREMENT PLANS (CONTINUED):
                       dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            -------------------   -------------------
                                                              1999       1998       1999       1998
                                                            --------   --------   --------   --------
                                                                         (IN THOUSANDS)
Components of net periodic benefit cost:
    Service cost..........................................  $  5,632   $  4,506    $  413      $240
    Interest cost.........................................     6,952      6,452       845       673
    Expected return on plan assets........................   (12,041)   (10,172)       --        --
    Amortization of transition obligation (asset).........    (2,056)    (2,056)       45        45
    Amortization of prior service cost....................       580        580        --        --
    Recognized net actuarial (gain) loss..................      (554)      (677)      164       (20)
                                                            --------   --------    ------      ----
Net periodic benefit cost.................................  $ (1,487)  $ (1,367)   $1,467      $938
                                                            ========   ========    ======      ====
    The Company's share of net periodic benefit cost......  $    736   $    586    $  185      $ 95
                                                            ========   ========    ======      ====

                           Assumed health care cost trend rates have a
                       significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                              1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                   INCREASE             DECREASE
                                                              ------------------   ------------------
                                                                          (IN THOUSANDS)
Effect on total of service and interest cost components.....        $  288              $  (518)
Effect on postretirement benefit obligation.................         2,754               (2,279)

73                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

                           The following table presents the carrying amounts and
                       estimated fair values of the Company's financial instruments at December 31:

                                                              1999
                                              -------------------------------------
                                              CARRYING AMOUNT  ESTIMATED FAIR VALUE
                                              ---------------  --------------------
                                                         (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............    $ 1,534,555         $1,545,445
  Mortgages.................................        528,911            526,608
  Derivatives...............................             --                362
  Other Invested Assets.....................         67,938             67,938
  Policy loans..............................         40,095             40,095
Liabilities:
  Insurance reserves........................    $   120,536         $  120,536
  Individual annuities......................        247,619            238,229
  Pension products..........................        661,806            665,830

                                                              1998
                                              -------------------------------------
                                              CARRYING AMOUNT  ESTIMATED FAIR VALUE
                                              ---------------  --------------------
                                                         (IN THOUSANDS)
Assets:
  Bonds (including short-term)..............    $ 2,026,868         $2,153,953
  Mortgages.................................        535,003            556,143
  Derivatives...............................             --                771
  Policy loans..............................         41,944             41,944
Liabilities:
  Insurance reserves........................    $   121,100         $  121,100
  Individual annuities......................        274,448            271,849
  Pension products..........................      1,104,489          1,145,351

                           The major methods and assumptions used in estimating
                       the fair values of financial instruments are as follows:

                           The fair values of short-term bonds are estimated to
                       be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

74                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

14. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):
                           The fair values of mortgages are estimated by
                       discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

                           The fair values of policy loans approximate carrying
                       amounts.

                           The fair values of derivative financial instruments
                       are estimated using the process described in Note 8.

                           The fair values of the Company's general account
                       insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

15. STATUTORY INVESTMENT VALUATION RESERVES

                           The asset valuation reserve ("AVR") provides a
                       reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

                           Realized capital gains and losses on bonds and
                       mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve and amortized into income over the remaining contractual life of the security sold.

                           The table shown below presents changes in the major
                       elements of the AVR and IMR.

                                                                  YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------
                                                                 1999                  1998
                                                          -------------------   -------------------
                                                            AVR        IMR        AVR        IMR
                                                          --------   --------   --------   --------
                                                                       (IN THOUSANDS)
Balance, beginning of year..............................  $44,392    $40,490    $47,605    $33,830
Net realized investment gains, net of tax...............    9,950      4,983        256      8,942
Amortization of net investment gains....................       --     (3,702)        --     (2,282)
Unrealized investment losses............................   (9,705)        --     (6,550)        --
Required by formula.....................................     (566)        --      3,081         --
                                                          -------    -------    -------    -------
Balance, end of year....................................  $44,071    $41,771    $44,392    $40,490
                                                          =======    =======    =======    =======

75                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

16. FEDERAL INCOME TAXES

                           The Company, its subsidiaries and certain other
                       affiliates file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $3,000,000, $48,144,000, and $31,000,000 for the years ended
                       December 31, 1999, 1998 and 1997, respectively.

                           The Company is currently undergoing an audit by the
                       Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

17. RELATED PARTY TRANSACTIONS

                       A.  SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

                           On December 22, 1997, the Company issued a
                       $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

                           On May 9, 1997, the Company issued a short-term note
                       of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

                           On December 19, 1995, the Company issued surplus
                       notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

                           Principal and interest on surplus notes are payable
                       only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

                           The Company accrued $4,259,000 and $4,259,000 for
                       interest on surplus notes for the years ended December 31, 1999 and 1998, respectively.

76                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS (CONTINUED):
                           The Company expensed $43,266,000, $44,903,000, and
                       $42,481,000 for interest on surplus notes and notes payable for the years ended December 31, 1999, 1998 and 1997, respectively.

                           On September 28, 1998 a $500,000 note was issued by
                       SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

                           A $110,000,000 note was issued to the Company by MFS
                       on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company on December 22, 1998 at an interest rate of 5.55% due February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21, 1999.

                           On January 14, 2000, the Company purchased
                       $200,000,000 of notes from MFS.

                           On December 23, 1997, the Company issued a
                       $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

                           On December 31, 1996, the Company issued a
                       $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997.

                           On December 31, 1998, the Company had an additional
                       $20,000,000 in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

                       B.  STOCKHOLDER DIVIDENDS

                           The maximum amount of dividends which can be paid by
                       the Company without prior approval of the Insurance Commissioner of the State of Delaware is subject to restrictions relating to statutory surplus. In 1999, a dividend in the

77                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

17. RELATED PARTY TRANSACTIONS (CONTINUED):
                       amount of $80,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Board of Directors, but did not require approval of the Insurance Commissioner. In 1998, a dividend in the amount of $50,000,000 was declared and paid by the Company to its parent, Life Holdco. This dividend was approved by the Insurance Commissioner and the Board of Directors. On December 24, 1997 the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. This dividend was approved by the Insurance Commissioner and the Board of Directors.

                       C.  SERVICE AGREEMENTS

                           The Company has an agreement with SLOC which provides
                       that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $28,700,000 in 1999, $16,344,000 in 1998, and $15,997,000 in 1997.

                           The Company leases office space to SLOC under lease
                       agreements with terms expiring in December, 2004 and options to extend the terms for each of twelve successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1999 amounted to approximately $6,943,000.

18. RISK-BASED CAPITAL

                           Effective December 31, 1993, the NAIC adopted
                       risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1999, 1998 and 1997.

19. COMMITMENTS AND CONTINGENT LIABILITIES

                           The Company is involved in pending and threatened
                       litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for

78                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

19. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED):
                       potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

                           Under insurance guaranty fund laws in each state, the
                       District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred it it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company incurred guaranty fund assessments of approximately $3,500,000, $3,500,000, and $3,083,000 in 1999, 1998 and
                       1997, respectively.

20. ACCOUNTING POLICIES AND PRINCIPLES

                           The financial statements of the Company have been
                       prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

                           Other differences between statutory accounting
                       practices and GAAP include the following items. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted

79                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

20. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
                       assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP. Investments in fixed maturity securities classified as available-for-sale are carried at aggregate fair value with changes in unrealized gains and losses reported net of taxes in a separate component of stockholder's equity for GAAP and generally at amortized cost under statutory accounting practices.

                                              * * * * * *

80                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       INDEPENDENT AUDITORS' REPORT

                       TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

                       SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                           We have audited the accompanying statutory statements
                       of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

                           We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                           As described more fully in Notes 1 and 20 to the
                       financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

                           In our opinion, the statutory financial statements
                       referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999 on the basis of accounting described in Notes 1 and 20.

                           However, because of the differences between the two
                       bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1999 and 1998 or

81                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

                       February 10, 2000

82                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- DECEMBER 31, 1999

                                                     SHARES   COST     VALUE
 ASSETS:                                             ------  -------  -------
   Investments in mutual funds:
     AIM Variable Insurance Funds, Inc.
         V.I. Capital Appreciation Fund ("AIM1")...     37   $ 1,028  $ 1,330
         V.I. Growth Fund ("AIM2").................     49     1,417    1,585
         V.I. Growth and Income Fund ("AIM3")......     37     1,010    1,182
         V.I. International Equity Fund ("AIM4")...     76     1,797    2,235
     The Alger American Fund
         Growth Portfolio ("AL1")..................     18     1,000    1,179
         Income and Growth Portfolio ("AL2").......     76     1,000    1,340
         Small Capitalization Portfolio ("AL3")....     24     1,000    1,340
     Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund ("GS1")........     75     1,001    1,191
         CORE Small Cap Equity Fund ("GS2")........    108     1,003    1,144
         CORE US Equity Fund ("GS3")...............    119     1,577    1,665
         Growth and Income Fund ("GS4")............     92     1,011      999
         International Equity Fund ("GS5").........     85     1,091    1,226
     MFS/Sun Life Series Trust
         Capital Appreciation Series ("CAS").......     23     1,000    1,266
         Massachusetts Investors Trust
           Series ("CGS")..........................     27     1,000    1,033
         Emerging Growth Series ("EGS")............    290     9,765   11,676
         Government Securities Series ("GGS")......    125     1,561    1,561
         High Yield Series ("HYS").................    134     1,187    1,210
         Massachusetts Investors Growth Stock
           Series ("MIS")..........................    652     9,743   10,516
         New Discovery Series ("NWD")..............     91     1,000    1,533
         Total Return Series ("TRS")...............    259     4,876    4,867
         Utilities Series ("UTS")..................     62     1,000    1,220
     OCC Accumulation Trust
         Equity Portfolio ("OP1")..................     26     1,000      972
         Mid Cap Portfolio ("OP2").................    104     1,028    1,206
         Small Cap Portfolio ("OP3")...............     43     1,000      966
         Managed Portfolio ("OP4").................     23     1,000    1,005
     Sun Capital Advisers Trust
         Sun Capital Money Market Fund ("SCA1")....  1,017     1,017    1,017
         Sun Capital Investment Grade Bond Fund
           ("SCA2")................................    187     1,771    1,747
         Sun Capital Real Estate Fund ("SCA3").....    109     1,051      972
         Sun Capital Select Equity Fund ("SCA
           4").....................................    100     1,000    1,264
         Sun Capital Blue Chip Mid-Cap Fund ("SCA
           5").....................................    151     1,600    1,857
         Sun Capital Investors Foundation Fund
           ("SCA 6")...............................    100     1,002    1,122
                                                             -------  -------
             Net Assets:...................................  $56,536  $63,426
                                                             =======  =======

                       SEE NOTES TO FINANCIAL STATEMENTS

83                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CONDITION -- CONTINUED

 NET ASSETS APPLICABLE TO OWNERS OF                  UNITS  UNIT VALUE   VALUE
 DEFERRED VARIABLE ANNUITY CONTRACTS:                -----  ----------  -------
     AIM Variable Insurance Funds, Inc.
         V.I. Capital Appreciation Fund............    --    $13.2630   $ 1,330
         V.I. Growth Fund..........................    32     12.0173     1,585
         V.I. Growth and Income Fund...............    --     11.7887     1,182
         V.I. International Equity Fund............    53     14.5631     2,235
     The Alger American Fund
         Growth Portfolio..........................    --     11.7559     1,179
         Income and Growth Portfolio...............    --     13.3516     1,340
         Small Capitalization Portfolio............    --     13.3581     1,340
     Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund................    --     11.8769     1,191
         CORE Small Cap Equity Fund................    --     11.4055     1,144
         CORE US Equity Fund.......................    52     10.9307     1,665
         Growth and Income Fund....................    --      9.9587       999
         International Equity Fund.................    --     12.2243     1,226
     MFS/Sun Life Series Trust
         Capital Appreciation Series...............    --     12.6212     1,266
         Massachusetts Investors Trust Series......    --     10.3059     1,033
         Emerging Growth Series....................   742     15.7395    11,676
         Government Securities Series..............    56      9.9799     1,561
         High Yield Series.........................    18     10.1980     1,210
         Massachusetts Investors Growth Stock
           Series..................................   851     12.3539    10,516
         New Discovery Series......................    --     15.2928     1,533
         Total Return Series.......................   495      9.8304     4,867
         Utilities Series..........................    --     12.1675     1,220
     OCC Accumulation Trust
         Equity Portfolio..........................    --      9.6931       972
         Mid Cap Portfolio.........................    --     12.0310     1,206
         Small Cap Portfolio.......................    --      9.6339       966
         Managed Portfolio.........................    --     10.0177     1,005
     Sun Capital Advisers Trust
         Sun Capital Money Market Fund.............    --     10.1492     1,017
         Sun Capital Investment Grade Bond Fund....    75      9.9711     1,747
         Sun Capital Real Estate Fund..............    --      9.6829       972
         Sun Capital Select Equity Fund............    --     12.6067     1,264
         Sun Capital Blue Chip Mid-Cap Fund........    46     12.6740     1,857
         Sun Capital Investors Foundation Fund.....    --     11.1831     1,122
                                                                        -------
             Net Assets:..............................................  $63,426
                                                                        =======

                       SEE NOTES TO FINANCIAL STATEMENTS

84                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  28        $  42        $  10        $  48        $  --        $  --
                                              -----        -----        -----        -----        -----        -----
 EXPENSES:
   Mortality and expense risk charges....     $  --        $  --        $  --        $  --        $  --        $  --
   Cost of insurance.....................        --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
   Total expenses........................     $  --        $  --        $  --        $  --        $  --        $  --
                                              -----        -----        -----        -----        -----        -----
       Net investment income (loss)......     $  28        $  42        $  10        $  48        $  --        $  --
                                              -----        -----        -----        -----        -----        -----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $  --        $  --        $  --        $  --        $  --        $  --
     Cost of investments sold............        --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
       Net realized gains (losses).......     $  --        $  --        $  --        $  --        $  --        $  --
                                              -----        -----        -----        -----        -----        -----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
     Beginning of year...................        --           --           --           --           --           --
                                              -----        -----        -----        -----        -----        -----
       Change in unrealized appreciation
         (depreciation)..................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
                                              -----        -----        -----        -----        -----        -----
     Realized and unrealized gains
       (losses)..........................     $ 302        $ 168        $ 172        $ 438        $ 179        $ 340
                                              -----        -----        -----        -----        -----        -----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 330        $ 210        $ 182        $ 486        $ 179        $ 340
                                              =====        =====        =====        =====        =====        =====

                       SEE NOTES TO FINANCIAL STATEMENTS

85                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- continued

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               AL3          GS1          GS2          GS3          GS4
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $  --        $   1        $   3        $  16        $ 11
                                              -----        -----        -----        -----        ----
 EXPENSES:
   Mortality and expense risk charges....     $  --        $  --        $  --        $  --        $ --
   Cost of insurance.....................        --           --           --           --          --
                                              -----        -----        -----        -----        ----
   Total expenses........................     $  --        $  --        $  --        $  --        $ --
                                              -----        -----        -----        -----        ----
       Net investment income (loss)......     $  --        $   1        $   3        $  16        $ 11
                                              -----        -----        -----        -----        ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $  --        $  --        $  --        $  --        $ --
     Cost of investments sold............        --           --           --           --          --
                                              -----        -----        -----        -----        ----
       Net realized gains (losses).......     $  --        $  --        $  --        $  --        $ --
                                              -----        -----        -----        -----        ----
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................     $ 340        $ 190        $ 141        $  88        $(12)
     Beginning of year...................        --           --           --           --          --
                                              -----        -----        -----        -----        ----
       Change in unrealized appreciation
         (depreciation)..................     $ 340        $ 190        $ 141        $  88        $(12)
                                              -----        -----        -----        -----        ----
     Realized and unrealized gains
       (losses)..........................     $ 340        $ 190        $ 141        $  88        $(12)
                                              -----        -----        -----        -----        ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $ 340        $ 191        $ 144        $ 104        $ (1)
                                              =====        =====        =====        =====        ====

                       SEE NOTES TO FINANCIAL STATEMENTS

86                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               GS5          CAS          CGS          EGS          GGS          HYS
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $ 91         $ --         $ --        $    --       $ --         $ --
                                              ----         ----         ----        -------       ----         ----
 EXPENSES:
   Mortality and expense risk charges....     $ --         $ --         $ --        $    (6)      $ --         $ --
   Cost of insurance.....................       --           --           --           (181)        --           --
                                              ----         ----         ----        -------       ----         ----
   Total expenses........................     $ --         $ --         $ --        $  (187)      $ --         $ --
                                              ----         ----         ----        -------       ----         ----
       Net investment income (loss)......     $ 91         $ --         $ --        $  (187)      $ --         $ --
                                              ----         ----         ----        -------       ----         ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ --         $ --         $ --        $ 1,365       $ --         $ --
     Cost of investments sold............       --           --           --         (1,000)        --           --
                                              ----         ----         ----        -------       ----         ----
       Net realized gains (losses).......     $ --         $ --         $ --        $   365       $ --         $ --
                                              ----         ----         ----        -------       ----         ----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $135         $266         $ 33        $ 1,911       $ --         $ 23
     Beginning of year...................       --           --           --             --         --           --
                                              ----         ----         ----        -------       ----         ----
       Change in unrealized appreciation
         (depreciation)..................     $135         $266         $ 33        $ 1,911       $ --         $ 23
                                              ----         ----         ----        -------       ----         ----
     Realized and unrealized gains
       (losses)..........................     $135         $266         $ 33        $ 2,276       $ --         $ 23
                                              ----         ----         ----        -------       ----         ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $226         $266         $ 33        $ 2,089       $ --         $ 23
                                              ====         ====         ====        =======       ====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

87                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               MIS           NWD          TRS          UTS          OP1
                                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           ------------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............    $    --        $ --        $    --       $ --         $ --
                                             -------        ----        -------       ----         ----
 EXPENSES:
   Mortality and expense risk charges....    $    (6)       $ --        $    (2)      $ --         $ --
   Cost of insurance.....................       (178)         --            (85)        --           --
                                             -------        ----        -------       ----         ----
   Total expenses........................    $  (184)       $ --        $   (87)      $ --         $ --
                                             -------        ----        -------       ----         ----
       Net investment income (loss)......    $  (184)       $ --        $   (87)      $ --         $ --
                                             -------        ----        -------       ----         ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 1,171        $ --        $   997       $ --         $ --
     Cost of investments sold............     (1,000)         --         (1,000)        --           --
                                             -------        ----        -------       ----         ----
       Net realized gains (losses).......    $   171        $ --        $    (3)      $ --         $ --
                                             -------        ----        -------       ----         ----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................    $   773        $533        $    (9)      $220         $(28)
     Beginning of year...................         --          --             --         --           --
                                             -------        ----        -------       ----         ----
       Change in unrealized appreciation
         (depreciation)..................    $   773        $533        $    (9)      $220         $(28)
                                             -------        ----        -------       ----         ----
     Realized and unrealized gains
       (losses)..........................    $   944        $533        $   (12)      $220         $(28)
                                             -------        ----        -------       ----         ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................    $   760        $533        $   (99)      $220         $(28)
                                             =======        ====        =======       ====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

88                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               OP2          OP3          OP4         SCA1         SCA2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $ 28         $ --         $ --         $ 17         $ 22
                                              ----         ----         ----         ----         ----
 EXPENSES:
   Mortality and expense risk charges....     $ --         $ --         $ --         $ --         $ --
   Cost of insurance.....................       --           --           --           --           --
                                              ----         ----         ----         ----         ----
   Total expenses........................     $ --         $ --         $ --         $ --         $ --
                                              ----         ----         ----         ----         ----
       Net investment income (loss)......     $ 28         $ --         $ --         $ 17         $ 22
                                              ----         ----         ----         ----         ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ --         $ --         $ --         $ --         $ --
     Cost of investments sold............       --           --           --           --           --
                                              ----         ----         ----         ----         ----
       Net realized gains (losses).......     $ --         $ --         $ --         $ --         $ --
                                              ----         ----         ----         ----         ----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $178         $(34)        $  5         $ --         $(24)
     Beginning of year...................       --           --           --           --           --
                                              ----         ----         ----         ----         ----
       Change in unrealized appreciation
         (depreciation)..................     $178         $(34)        $  5         $ --         $(24)
                                              ----         ----         ----         ----         ----
     Realized and unrealized gains
       (losses)..........................     $178         $(34)        $  5         $ --         $(24)
                                              ----         ----         ----         ----         ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $206         $(34)        $  5         $ 17         $ (2)
                                              ====         ====         ====         ====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

89                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF OPERATIONS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              SCA3         SCA4         SCA5         SCA6
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............     $ 51         $ --         $ 38         $  2
                                              ----         ----         ----         ----
 EXPENSES:
   Mortality and expense risk charges....     $ --         $ --         $ --         $ --
   Cost of insurance.....................       --           --           --           --
                                              ----         ----         ----         ----
   Total expenses........................     $ --         $ --         $ --         $ --
                                              ----         ----         ----         ----
       Net investment income (loss)......     $ 51         $ --         $ 38         $  2
                                              ----         ----         ----         ----
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ --         $ --         $ --         $ --
     Cost of investments sold............       --           --           --           --
                                              ----         ----         ----         ----
       Net realized gains (losses).......     $ --         $ --         $ --         $ --
                                              ----         ----         ----         ----
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................     $(79)        $264         $257         $120
     Beginning of year...................       --           --           --           --
                                              ----         ----         ----         ----
       Change in unrealized appreciation
         (depreciation)..................     $(79)        $264         $257         $120
                                              ----         ----         ----         ----
     Realized and unrealized gains
       (losses)..........................     $(79)        $264         $257         $120
                                              ----         ----         ----         ----
   INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS..........................     $(28)        $264         $295         $122
                                              ====         ====         ====         ====

                       SEE NOTES TO FINANCIAL STATEMENTS

90                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                              AIM1         AIM2         AIM3         AIM4          AL1          AL2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $   28       $   42       $   10       $   48       $   --       $   --
   Net realized gains (losses)...........        --           --           --           --           --           --
   Net unrealized gains (losses).........       302          168          172          438          179          340
                                             ------       ------       ------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................    $  330       $  210       $  182       $  486       $  179       $  340
                                             ------       ------       ------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $1,000       $1,000       $1,000       $1,000       $1,000       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................        --          375           --          749           --           --
     Withdrawals, surrenders and account
      fees...............................        --           --           --           --           --           --
                                             ------       ------       ------       ------       ------       ------
       Net contract owner activity.......    $1,000       $1,375       $1,000       $1,749       $1,000       $1,000
                                             ------       ------       ------       ------       ------       ------
     Increase (Decrease) in net assets...    $1,330       $1,585       $1,182       $2,235       $1,179       $1,340
 NET ASSETS:
   Beginning of period...................        --           --           --           --           --           --
                                             ------       ------       ------       ------       ------       ------
   End of period.........................    $1,330       $1,585       $1,182       $2,235       $1,179       $1,340
                                             ======       ======       ======       ======       ======       ======

                                               AL3          GS1          GS2          GS3          GS4
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $   --       $    1       $    3       $   16       $   11
   Net realized gains (losses)...........        --           --           --           --           --
   Net unrealized gains (losses).........       340          190          141           88          (12)
                                             ------       ------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................    $  340       $  191       $  144       $  104       $   (1)
                                             ------       ------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $1,000       $1,000       $1,000       $1,000       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................        --           --           --          561           --
     Withdrawals, surrenders and account
      fees...............................        --           --           --           --           --
                                             ------       ------       ------       ------       ------
       Net contract owner activity.......    $1,000       $1,000       $1,000       $1,561       $1,000
                                             ------       ------       ------       ------       ------
     Increase (Decrease) in net assets...    $1,340       $1,191       $1,144       $1,665       $  999
 NET ASSETS:
   Beginning of period...................        --           --           --           --           --
                                             ------       ------       ------       ------       ------
   End of period.........................    $1,340       $1,191       $1,144       $1,665       $  999
                                             ======       ======       ======       ======       ======

                       SEE NOTES TO FINANCIAL STATEMENTS

91                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               GS5          CAS          CGS          EGS          GGS          HYS
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $    91      $   --       $   --       $  (187)     $   --       $   --
   Net realized gains (losses)...........         --          --           --           365          --           --
   Net unrealized gains (losses).........        135         266           33         1,911          --           23
                                             -------      ------       ------       -------      ------       ------
       Increase (Decrease) in net assets
         from operations:................    $   226      $  266       $   33       $ 2,089      $   --       $   23
                                             -------      ------       ------       -------      ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 1,000      $1,000       $1,000       $ 1,000      $1,000       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................         --          --           --         9,901         561          187
     Withdrawals, surrenders and account
      fees...............................         --          --           --        (1,314)         --           --
                                             -------      ------       ------       -------      ------       ------
       Net contract owner activity.......    $ 1,000      $1,000       $1,000       $ 9,587      $1,561       $1,187
                                             -------      ------       ------       -------      ------       ------
     Increase (Decrease) in net assets...    $ 1,226      $1,266       $1,033       $11,676      $1,561       $1,210
 NET ASSETS:
   Beginning of period...................         --          --           --            --          --           --
                                             -------      ------       ------       -------      ------       ------
   End of period.........................    $ 1,226      $1,266       $1,033       $11,676      $1,561       $1,210
                                             =======      ======       ======       =======      ======       ======

                                               MIS          NWD          TRS          UTS          OP1
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $  (184)     $   --       $  (87)      $    --      $   --
   Net realized gains (losses)...........        171          --           (3)           --          --
   Net unrealized gains (losses).........        773         533           (9)          220         (28)
                                             -------      ------       ------       -------      ------
       Increase (Decrease) in net assets
         from operations:................    $   760      $  533       $  (99)      $   220      $  (28)
                                             -------      ------       ------       -------      ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $ 1,000      $1,000       $1,000       $ 1,000      $1,000
     Net transfers between sub-accounts
      and fixed accounts.................      9,901          --        4,951            --          --
     Withdrawals, surrenders and account
      fees...............................     (1,145)         --         (985)           --          --
                                             -------      ------       ------       -------      ------
       Net contract owner activity.......    $ 9,756      $1,000       $4,966       $ 1,000      $1,000
                                             -------      ------       ------       -------      ------
     Increase (Decrease) in net assets...    $10,516      $1,533       $4,867       $ 1,220      $  972
 NET ASSETS:
   Beginning of period...................         --          --           --            --          --
                                             -------      ------       ------       -------      ------
   End of period.........................    $10,516      $1,533       $4,867        $1,220      $  972
                                             =======      ======       ======       =======      ======

                       SEE NOTES TO FINANCIAL STATEMENTS

92                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED

For the Period from August 25, 1999 (commencement of operations) through December 31, 1999

                                               OP2          OP3          OP4         SCA1         SCA2
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $   28       $   --       $   --       $   17       $   22
   Net realized gains (losses)...........        --           --           --           --           --
   Net unrealized gains (losses).........       178          (34)           5           --          (24)
                                             ------       ------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................    $  206       $  (34)      $    5       $   17       $   (2)
                                             ------       ------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $1,000       $1,000       $1,000       $1,000       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................        --           --           --           --          749
     Withdrawals, surrenders and account
      fees...............................        --           --           --           --           --
                                             ------       ------       ------       ------       ------
       Net contract owner activity.......    $1,000       $1,000       $1,000       $1,000       $1,749
                                             ------       ------       ------       ------       ------
     Increase (Decrease) in net assets...    $1,206       $  966       $1,005       $1,017       $1,747
 NET ASSETS:
   Beginning of period...................        --           --           --           --           --
                                             ------       ------       ------       ------       ------
   End of period.........................    $1,206       $  966       $1,005       $1,017       $1,747
                                             ======       ======       ======       ======       ======

                                              SCA3         SCA4         SCA5         SCA6
                                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                           -----------  -----------  -----------  -----------
 OPERATIONS:
   Net investment income (loss)..........    $   51       $   --       $   38       $    2
   Net realized gains (losses)...........        --           --           --           --
   Net unrealized gains (losses).........       (79)         264          257          120
                                             ------       ------       ------       ------
       Increase (Decrease) in net assets
         from operations:................    $  (28)      $  264       $  295       $  122
                                             ------       ------       ------       ------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........    $1,000       $1,000       $1,000       $1,000
     Net transfers between sub-accounts
      and fixed accounts.................        --           --          562           --
     Withdrawals, surrenders and account
      fees...............................        --           --           --           --
                                             ------       ------       ------       ------
       Net contract owner activity.......    $1,000       $1,000       $1,562       $1,000
                                             ------       ------       ------       ------
     Increase (Decrease) in net assets...    $  972       $1,264       $1,857       $1,122
 NET ASSETS:
   Beginning of period...................        --           --           --           --
                                             ------       ------       ------       ------
   End of period.........................    $  972       $1,264       $1,857       $1,122
                                             ======       ======       ======       ======

                       SEE NOTES TO FINANCIAL STATEMENTS

93                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

                           Sun Life (U.S.) Variable Account I (the "Variable
                       Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on August 25, 1999 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

                           The assets of the Variable Account are divided into
                       Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners. The funds currently offered are as follows: AIM Variable Insurance Funds, Inc., the Alger American Fund, Goldman Sachs Variable Insurance Trust, MFS/Sun Life Series Trust, OCC Accumulated Trust, and Sun Capital Advisers Trust (collectively the "Funds"). The MFS/Sun Life Series Trust and Sun Capital Advisers Trust are advised by affiliates of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

                       GENERAL The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       INVESTMENT VALUATIONS Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

                           Exchanges between Sub-Accounts requested by contract
                       owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

                       FEDERAL INCOME TAX STATUS The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

94                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(3) CONTRACT CHARGES

                           The Sponsor deducts a sales charge from purchase
                       payments. The current charge is 5.25% of the amount of purchase payments. The maximum charge is guaranteed not to exceed 7.25% of purchase payments.

                           A mortality and expense risk charge based on the
                       value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The maximum deduction is at an effective annual rate of 0.90%. The current effective annual rate in effect at December 31, 1999 is equivalent to 0.80% for Policy Years 1 through 10 and 0.50% thereafter.

                           Each month, a monthly administration charge ("Account
                       Fee") of $8 is deducted from each contract's account value to cover administrative expenses relating to the contract.

                           Within the first 10 Policy Years or the 10 Policy
                       Years following an increase in the specified face amount of the policy, a surrender charge may be deducted to cover certain expenses relating to the sale of the contract. The base surrender charge will be an amount based on certain factors, including the specified face amount of the policy, the insured's age, sex and rating class. The charge will be 100% of the base surrender charge in the first 5 Policy Years, or the first 5 Policy Years after an increase in the specified face amount, scaling down to zero after 10 Policy Years.

                           The Sponsor deducts a monthly cost of insurance from
                       the account value to cover anticipated costs of providing insurance coverage. The charge will be based on the Sponsor's expectation of future mortality, persistency, interest rates, expenses and taxes, but will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Tables.

95                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

(4) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                           During the year, the Sponsor deposited $1,000 of
                       initial "seed" money into each of the Sub-Accounts. Unlike normal participant transactions, the initial "seed" money deposited is not issued with corresponding units.

                           Transactions in participant units during the period
                       from August 25, 1999 (commencement of operations) through December 31, 1999 were as follows:

                                                          UNITS TRANSFERRED
                       UNITS OUTSTANDING     UNITS      BETWEEN SUB-ACCOUNTS     UNITS WITHDRAWN  UNITS OUTSTANDING
                      BEGINNING OF PERIOD  PURCHASED      AND FIXED ACCOUNT      AND SURRENDERED    END OF PERIOD
                      -------------------  ---------  -------------------------  ---------------  -----------------
AIM1................          --              --                  --                   --                --
AIM2................          --              --                  32                   --                32
AIM3................          --              --                  --                   --                --
AIM4................          --              --                  53                   --                53
AL1.................          --              --                  --                   --                --
AL2.................          --              --                  --                   --                --
AL3.................          --              --                  --                   --                --
GS1.................          --              --                  --                   --                --
GS2.................          --              --                  --                   --                --
GS3.................          --              --                  52                   --                52
GS4.................          --              --                  --                   --                --
GS5.................          --              --                  --                   --                --
CAS.................          --              --                  --                   --                --
CGS.................          --              --                  --                   --                --
EGS.................          --              --                 742                   --               742
GGS.................          --              --                  56                   --                56
HYS.................          --              --                  18                   --                18
MIS.................          --              --                 851                   --               851
NWD.................          --              --                  --                   --                --
TRS.................          --              --                 495                   --               495
UTS.................          --              --                  --                   --                --
OP1.................          --              --                  --                   --                --
OP2.................          --              --                  --                   --                --
OP3.................          --              --                  --                   --                --
OP4.................          --              --                  --                   --                --
SCA1................          --              --                  --                   --                --
SCA2................          --              --                  75                   --                75
SCA3................          --              --                  --                   --                --
SCA4................          --              --                  --                   --                --
SCA5................          --              --                  46                   --                46
SCA6................          --              --                  --                   --                --

96                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                       INDEPENDENT AUDITORS' REPORT

                       TO THE CONTRACT OWNERS PARTICIPATING IN SUN LIFE (U.S.) VARIABLE ACCOUNT I
                       AND THE BOARD OF DIRECTORS OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.):

                           We have audited the accompanying statement of
                       condition of V.I. Capital Appreciation Sub-Account, V.I. Growth Sub-Account, V.I. Growth and Income Sub-Account, V.I. International Equity Sub-Account, Growth Sub-Account, Income and Growth Sub-Account, Small Capitalization Sub-Account, CORE Large Cap Growth Sub-Account, CORE Small Cap Equity Sub-Account, CORE US Equity Sub-Account, Growth and Income Sub-Account, International Equity Sub-Account, Capital Appreciation Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Massachusetts Investors Growth Stock Sub-Account, New Discovery Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Equity Sub-Account, Mid Cap Sub-Account, Small Cap Sub-Account, Managed Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid-Cap Sub-Account, and Sun Capital Investors Foundation Sub-Account of Sun Life (U.S.) Variable Account I (the "Sub-Accounts") as of December 31, 1999, and the related statements of operations and changes in net assets for the period from August 25, 1999 (the commencement of operations) through December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

                           We conducted our audit in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                           In our opinion, such financial statements present
                       fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the

97                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
                       period from August 25, 1999 (the commencement of operations) through December 31, 1999 in conformity with generally accepted accounting principles.

                       DELOITTE & TOUCHE LLP

                       Boston, MA

                       February 10, 2000

98                          FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account and the Fixed Account Option with respect to a Policy.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the policy date.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BUSINESS DAY--Any day that we are open for business.

    CASH VALUE--Account Value less any surrender charges.

    CASH SURRENDER VALUE--The Cash Value decreased by the balance of any outstanding Policy Debt.

    CLASS--The risk and underwriting classification of the Insured.

    DUE PROOF--Such evidence as we may reasonably require in order to establish that a benefit is due and payable.

    EFFECTIVE DATE OF COVERAGE--Initially, the Investment Start Date; with respect to any increase in the Specified Face Amount, the Anniversary that falls on or next follows the date we approve the supplemental application for that increase; with respect to any decrease in the Specified Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--A percentage charge deducted from each premium payment.

    FIXED ACCOUNT OPTION--The portion of the Account Value funded by assets invested in our general account.

    FUND--A mutual fund portfolio in which a Sub-Account invests.

    INITIAL PREMIUM--The amount necessary to put the coverage in force.

    INSURED--The person on whose life a Policy is issued.

    INVESTMENT OPTIONS--The investment choices consisting of the Sub-Accounts and the Fixed Account Option.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of the Issue Date, the Policy Date or the Valuation Date we receive a premium equal to or in excess of the Minimum Initial Premium.

    ISSUE AGE--The Insured's age as of the Insured's birthday nearest the policy date.

    ISSUE DATE--The date we produce a Policy from our system as specified in the Policy.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the policy date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGES--A per Policy deduction made on a monthly basis for administration and other expenses.

    MORTALITY AND EXPENSE RISK CHARGE--The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

    POLICY APPLICATION--The application for a Policy, a copy of which is attached to and incorporated in the Policy.

    POLICY DEBT--The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

    POLICY MONTH--A Policy Month is a one-month period commencing on the policy date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

    POLICY YEAR--A Policy Year is a one-year period commencing on the policy date or any Anniversary and ending on the next Anniversary.

    PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to you by written notice.

    PROCESSING DATE--The first Valuation Date on or next following a Monthly Anniversary Day.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request as specified in your Policy.

    SUB-ACCOUNTS--Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account I.

                                                                      APPENDIX B

                       TABLE OF DEATH BENEFIT PERCENTAGES

      APPLICABLE              APPLICABLE
AGE   PERCENTAGE     AGE      PERCENTAGE
---   ----------   --------   ----------
 20      250%         60         130%
 21      250%         61         128%
 22      250%         62         126%
 23      250%         63         124%
 24      250%         64         122%
 25      250%         65         120%
 26      250%         66         119%
 27      250%         67         118%
 28      250%         68         117%
 29      250%         69         116%
 30      250%         70         115%
 31      250%         71         113%
 32      250%         72         111%
 33      250%         73         109%
 34      250%         74         107%
 35      250%         75         105%
 36      250%         76         105%
 37      250%         77         105%
 38      250%         78         105%
 39      250%         79         105%
 40      250%         80         105%
 41      243%         81         105%
 42      236%         82         105%
 43      229%         83         105%
 44      222%         84         105%
 45      215%         85         105%
 46      209%         86         105%
 47      203%         87         105%
 48      197%         88         105%
 49      191%         89         105%
 50      185%         90         105%
 51      178%         91         104%
 52      171%         92         103%
 53      164%         93         102%
 54      157%         94         101%
 55      150%         95+        100%
 56      146%
 57      142%
 58      138%
 59      134%

                                                                      APPENDIX C

                       SAMPLE HYPOTHETICAL ILLUSTRATIONS
              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS

    The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. These illustrations assume an effective date of May 1, 2000. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.

    The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

    The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Mortality and Expense Risk Charge charged against the Investment Options for mortality and expense risks, the Monthly Expense Charges and the Monthly Cost of Insurance. The Expense Charges Applied to Premium are equal to a 5.25% charge as a sales load and for our federal, state and local tax obligations and are guaranteed not to exceed 7.25%. The Mortality and Expense Risk Charge is based on an annual effective rate of 0.60% for the first 10 Policy Years and 0.20% thereafter. The Monthly Expense Charges are $8.00 per month for all Policy Years and a charge based on the Specified Face Amount for the first 10 Policy Years.

    The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.86%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the Fund Prospectuses for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.46%, 4.54%, 10.54% respectively during the first 10 Policy Years and -1.06%, 4.94%, and 10.94% respectively, thereafter taking into account the current Mortality and Expense Risk Charge and the assumed 0.86% charge for the Funds' advisory fees and operating expenses.

    The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and Cash Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

    The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming policy charges at their maximum, we will furnish a table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES

                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.46%                         NET 4.54%                        NET 10.54%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        3,675           614       2,549      250,000         789     2,724    250,000        966       2,901     250,000
      2        7,534         3,069       5,004      250,000       3,580     5,515    250,000      4,114       6,049     250,000
      3       11,585         5,426       7,361      250,000       6,435     8,370    250,000      7,530       9,465     250,000
      4       15,840         7,703       9,638      250,000       9,374    11,309    250,000     11,263      13,198     250,000
      5       20,307         9,905      11,840      250,000      12,407    14,342    250,000     15,351      17,286     250,000
      6       24,997        12,359      13,971      250,000      15,863    17,475    250,000     20,161      21,773     250,000
      7       29,922        14,745      16,035      250,000      19,429    20,719    250,000     25,417      26,707     250,000
      8       35,093        17,059      18,026      250,000      23,105    24,073    250,000     31,164      32,131     250,000
      9       40,523        19,292      19,937      250,000      26,889    27,534    250,000     37,448      38,093     250,000
     10       46,224        21,434      21,757      250,000      30,773    31,096    250,000     44,321      44,643     250,000
     11       52,210        23,537      23,537      250,000      34,856    34,856    250,000     51,995      51,995     250,000
     12       58,495        25,163      25,163      250,000      38,682    38,682    250,000     60,062      60,062     250,000
     13       65,095        26,607      26,607      250,000      42,551    42,551    250,000     68,911      68,911     250,000
     14       72,025        27,859      27,859      250,000      46,462    46,462    250,000     78,636      78,636     250,000
     15       79,301        28,907      28,907      250,000      50,410    50,410    250,000     89,348      89,348     250,000
     16       86,941        30,531      30,531      250,000      55,122    55,122    250,000    101,764     101,764     250,000
     17       94,963        32,003      32,003      250,000      59,964    59,964    250,000    115,519     115,519     250,000
     18      103,387        33,310      33,310      250,000      64,938    64,938    250,000    130,780     130,780     250,000
     19      112,231        34,443      34,443      250,000      70,047    70,047    250,000    147,739     147,739     250,000
     20      121,517        35,386      35,386      250,000      75,292    75,292    250,000    166,620     166,620     250,000
 Age 60       79,301        28,907      28,907      250,000      50,410    50,410    250,000     89,348      89,348     250,000
 Age 65      121,517        35,386      35,386      250,000      75,292    75,292    250,000    166,620     166,620     250,000
 Age 70      175,397        36,544      36,544      250,000     103,631    103,631   250,000    298,357     298,357     346,094
 Age 75      244,163        29,030      29,030      250,000     135,981    135,981   250,000    518,267     518,267     554,546

(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                             CURRENT POLICY CHARGES

                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.46%                         NET 4.54%                        NET 10.54%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        5,959         1,203       4,016      250,000       1,485     4,297    250,000      1,767       4,579     250,000
      2       12,215         5,078       7,890      250,000       5,894     8,706    250,000      6,746       9,558     250,000
      3       18,785         8,810      11,622      250,000      10,419    13,231    250,000     12,167      14,979     250,000
      4       25,683        12,386      15,198      250,000      15,051    17,863    250,000     18,066      20,878     250,000
      5       32,926        15,802      18,614      250,000      19,791    22,604    250,000     24,493      27,305     250,000
      6       40,531        19,527      21,870      250,000      25,115    27,459    250,000     31,980      34,324     250,000
      7       48,516        23,072      24,947      250,000      30,541    32,416    250,000     40,111      41,986     250,000
      8       56,901        26,429      27,836      250,000      36,068    37,474    250,000     48,954      50,360     250,000
      9       65,705        29,581      30,519      250,000      41,686    42,624    250,000     58,586      59,523     250,000
     10       74,949        32,485      32,953      250,000      47,363    47,832    250,000     69,070      69,539     250,000
     11       84,655        35,224      35,224      250,000      53,256    53,256    250,000     80,767      80,767     250,000
     12       94,846        37,284      37,284      250,000      58,818    58,818    250,000     93,205      93,205     250,000
     13      105,547        39,076      39,076      250,000      64,483    64,483    250,000    106,983     106,983     250,000
     14      116,783        40,559      40,559      250,000      70,232    70,232    250,000    122,277     122,277     250,000
     15      128,581        41,680      41,680      250,000      76,039    76,039    250,000    139,298     139,298     250,000
     16      140,969        43,113      43,113      250,000      82,503    82,503    250,000    158,680     158,680     250,000
     17      153,976        44,199      44,199      250,000      89,107    89,107    250,000    180,393     180,393     250,000
     18      167,634        44,913      44,913      250,000      95,864    95,864    250,000    204,815     204,815     250,000
     19      181,974        45,218      45,218      250,000     102,785    102,785   250,000    232,392     232,392     253,307
     20      197,032        45,068      45,068      250,000     109,881    109,881   250,000    263,245     263,245     281,672
 Age 60       32,926        15,802      18,614      250,000      19,791    22,604    250,000     24,493      27,305     250,000
 Age 65       74,949        32,485      32,953      250,000      47,363    47,832    250,000     69,070      69,539     250,000
 Age 70      128,581        41,680      41,680      250,000      76,039    76,039    250,000    139,298     139,298     250,000
 Age 75      197,032        45,068      45,068      250,000     109,881    109,881   250,000    263,245     263,245     281,672

(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 45, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $3,500.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES

                                    HYPOTHETICAL 0%                   HYPOTHETICAL 6%                  HYPOTHETICAL 12%
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                      NET -1.46%                         NET 4.54%                        NET 10.54%
             PREMIUMS      ---------------------------------   -----------------------------   ---------------------------------
            PAID PLUS        CASH                                CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER    ACCOUNT      DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   --------------   ---------   ---------   ---------   ---------   -------   -------   ---------   ---------   ---------
      1        3,675           356       2,291      250,000        522      2,457    250,000        688       2,623     250,000
      2        7,534         2,556       4,491      250,000      3,031      4,966    250,000      3,527       5,462     250,000
      3       11,585         4,662       6,597      250,000      5,592      7,527    250,000      6,603       8,538     250,000
      4       15,840         6,671       8,606      250,000      8,204     10,139    250,000      9,939      11,874     250,000
      5       20,307         8,577      10,512      250,000     10,861     12,796    250,000     13,555      15,490     250,000
      6       24,997        10,698      12,311      250,000     13,884     15,497    250,000     17,803      19,415     250,000
      7       29,922        12,700      13,990      250,000     16,940     18,230    250,000     22,380      23,670     250,000
      8       35,093        14,568      15,535      250,000     20,016     20,984    250,000     27,311      28,278     250,000
      9       40,523        16,291      16,936      250,000     23,102     23,747    250,000     32,627      33,272     250,000
     10       46,224        17,851      18,173      250,000     26,181     26,504    250,000     38,356      38,679     250,000
     11       52,210        19,315      19,315      250,000     29,354     29,354    250,000     44,701      44,701     250,000
     12       58,495        20,269      20,269      250,000     32,188     32,188    250,000     51,262      51,262     250,000
     13       65,095        21,026      21,026      250,000     34,998     34,998    250,000     58,428      58,428     250,000
     14       72,025        21,572      21,572      250,000     37,772     37,772    250,000     66,270      66,270     250,000
     15       79,301        21,882      21,882      250,000     40,488     40,488    250,000     74,864      74,864     250,000
     16       86,941        21,927      21,927      250,000     43,121     43,121    250,000     84,297      84,297     250,000
     17       94,963        21,677      21,677      250,000     45,646     45,646    250,000     94,674      94,674     250,000
     18      103,387        21,091      21,091      250,000     48,025     48,025    250,000    106,115     106,115     250,000
     19      112,231        20,118      20,118      250,000     50,213     50,213    250,000    118,760     118,760     250,000
     20      121,517        18,699      18,699      250,000     52,159     52,159    250,000    132,780     132,780     250,000
 Age 60       79,301        21,882      21,882      250,000     40,488     40,488    250,000     74,864      74,864     250,000
 Age 65      121,517        18,699      18,699      250,000     52,159     52,159    250,000    132,780     132,780     250,000
 Age 70      175,397         2,920       2,920      250,000     56,442     56,442    250,000    232,745     232,745     265,463
 Age 75      244,163            (*)         (*)     250,000     42,301     42,301    250,000    404,083     404,083     431,303

(1) Assumes a $3,500.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

(*) Policy terminates unless additional premiums are paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                   FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
                      MALE, PREFERRED, AGE 55, NON TOBACCO
                         $250,000 SPECIFIED FACE AMOUNT
                            ANNUAL PREMIUM $5,675.00
                             DEATH BENEFIT OPTION A
                           GUARANTEED POLICY CHARGES

                                   HYPOTHETICAL 0%                  HYPOTHETICAL 6%                HYPOTHETICAL 12%
                               GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                                     NET -1.46%                        NET 4.54%                      NET 10.54%
             PREMIUMS      -------------------------------   -----------------------------   -----------------------------
            PAID PLUS        CASH                              CASH                            CASH
 POLICY   INTEREST AT 5%   SURRENDER   ACCOUNT     DEATH     SURRENDER   ACCOUNT    DEATH    SURRENDER   ACCOUNT    DEATH
  YEAR       PER YEAR        VALUE      VALUE     BENEFIT      VALUE      VALUE    BENEFIT     VALUE      VALUE    BENEFIT
 ------   --------------   ---------   -------   ---------   ---------   -------   -------   ---------   -------   -------
      1        5,959           375      3,188     250,000        627      3,439    250,000        880     3,692    250,000
      2       12,215         3,346      6,158     250,000      4,050      6,862    250,000      4,786     7,599    250,000
      3       18,785         6,094      8,906     250,000      7,448     10,261    250,000      8,926    11,738    250,000
      4       25,683         8,608     11,421     250,000     10,810     13,623    250,000     13,316    16,128    250,000
      5       32,926        10,867     13,680     250,000     14,112     16,924    250,000     17,965    20,777    250,000
      6       40,531        13,317     15,661     250,000     17,797     20,141    250,000     23,354    25,698    250,000
      7       48,516        15,461     17,336     250,000     21,367     23,242    250,000     29,028    30,903    250,000
      8       56,901        17,267     18,673     250,000     24,785     26,192    250,000     34,995    36,401    250,000
      9       65,705        18,690     19,627     250,000     28,003     28,941    250,000     41,264    42,201    250,000
     10       74,949        19,680     20,148     250,000     30,966     31,435    250,000     47,842    48,311    250,000
     11       84,655        20,283     20,283     250,000     33,762     33,762    250,000     54,960    54,960    250,000
     12       94,846        19,902     19,902     250,000     35,756     35,756    250,000     62,036    62,036    250,000
     13      105,547        18,951     18,951     250,000     37,359     37,359    250,000     69,593    69,593    250,000
     14      116,783        17,378     17,378     250,000     38,512     38,512    250,000     77,705    77,705    250,000
     15      128,581        15,106     15,106     250,000     39,132     39,132    250,000     86,454    86,454    250,000
     16      140,969        12,018     12,018     250,000     39,097     39,097    250,000     95,923    95,923    250,000
     17      153,976         7,826      7,826     250,000     38,125     38,125    250,000    106,121    106,121   250,000
     18      167,634         2,618      2,618     250,000     36,262     36,262    250,000    117,348    117,348   250,000
     19      181,974            (*)        (*)    250,000     33,132     33,132    250,000    129,690    129,690   250,000
     20      197,032            (*)        (*)    250,000     28,440     28,440    250,000    143,386    143,386   250,000
 Age 60       32,926        10,867     13,680     250,000     14,112     16,924    250,000     17,965    20,777    250,000
 Age 65       74,949        19,680     20,148     250,000     30,966     31,435    250,000     47,842    48,311    250,000
 Age 70      128,581        15,106     15,106     250,000     39,132     39,132    250,000     86,454    86,454    250,000
 Age 75      197,032            (*)        (*)    250,000     28,440     28,440    250,000    143,386    143,386   250,000

(1) Assumes a $5,675.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

(*) Policy terminates unless additional premiums are paid.

    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

                    Investment Company Act File No. 811-9137

                 (This page has been left blank intentionally.)

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                    REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life of Canada (U.S.).

                         UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                          CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

          The facing sheet.

          The prospectuses consisting of 112 pages.

          The undertaking to file reports.

          Representation of reasonableness of fees.

          The Rule 484 undertaking.

          The signatures.

          Written consents of the following persons:

               Edward M. Shea, Esq.
               Georges C. Rouhart, FSA, MAAA

          The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

     (1)(a) Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

     (1)(b) Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I*

     (1)(c) Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I**

     (2)  Not applicable

     (3)(a)    Form of Marketing Coordination Agreement*****

     (3)(b)    Specimen Sales Operations and General Agent Agreement

     (3)(c)    Schedule of Sales Commissions

     (3)(d)    Variable Life Insurance Supplement and Commission Schedule

     (3)(e)    Broker-Dealer Administrative Services Supervisory Agreement

     (4)       Not applicable


     (5)(a) Form of Flexible Premium Combination Fixed and Variable Life Insurance Policy


     (5)(b)    Form of Accelerated Benefits Rider**

     (5)(c)    Form of Accidental Death Benefit Rider**

     (5)(d)    Form of Payment of Stipulated Amount Rider**

   (5)(e)      Form of Waiver of Monthly Deductions Rider

   (5)(f)      Supplemental Insurance Rider

   (6)(a)      Certificate of Incorporation of Sun Life of Canada (U.S.)***

   (6)(b)      Bylaws of Sun Life of Canada (U.S.)***

   (7)         Not applicable

   (8)(a)(i) Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.**

   (8)(b) Form of Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated**

   (8)(c) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)**

   (8)(d) Form of Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company**

   (8)(e) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors**

   (8)(f) Form of Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.*****

   (9)         Not applicable

   (10) Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy

   (11) Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.    None

4.    Not applicable

5.    Not applicable

6.    Opinion and Consent of Georges C. Rouhart, FSA, MAAA

8.    Powers of Attorney******
__________

* Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998

** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999

*** Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997

**** Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on August 12, 1999.

***** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

****** Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 3 to Form N-4 Registration Statement of Sun Life of Canada (U.S.) Variable Account F, File No. 333-30844, filed February 9, 2001.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the town of Wellesley, and the Commonwealth of Massachusetts on the 12th day of February, 2001.

                               SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I
                               (Registrant)


                               By:  SUN LIFE ASSURANCE COMPANY OF
                                    CANADA (U.S.)
                                    (Depositor)


                               By:  /s/ James A. McNulty, III
                                    ------------------------------------
                                    James A. McNulty, III, President

Attest:   /s/ Ellen B. King
          ------------------------
          Ellen B. King, Secretary

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

/s/ James A. McNulty, III     President and Director
---------------------------   (Principal Executive Officer)                 February 12, 2001
    James A. McNulty, III


/s/ Davey Scoon               Vice President, Finance and Treasurer
---------------------------   (Principal Financial & Accounting Officer)    February 12, 2001
    Davey Scoon


*/s/ Donald A. Stewart        Chairman and Director
----------------------------
     Donald A. Stewart


*/s/ C. James Prieur          Vice Chairman and Director
----------------------------
     C. James Prieur


*/s/ James C. Baillie       Director
----------------------------
     James C. Baillie


*/s/ David D. Horn            Director
----------------------------
     David D. Horn


*/s/ Angus A. MacNaughton     Director
----------------------------
     Angus A. MacNaughton


*/s/ S. Caesar Raboy          Director
----------------------------
     S. Caesar Raboy


*/s/ William W. Stinson       Director
----------------------------
      William W. Stinson


By:   /s/ Ellen B. King
      -------------------------------                       April 25, 2000
      Ellen B. King, Attorney-in-Fact

* By Ellen King pursuant to Powers of Attorney filed with the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-30844, on February 9, 2001.

                                 EXHIBIT INDEX

EXHIBIT NO.

1.A(1)(a)      Resolution of the Board of Directors of Sun Life Assurance
               Company of Canada (U.S.), dated October 29, 1998, authorizing the establishment of one or more separate accounts*

1.A(1)(b)      Record of Action, dated December 1, 1998, authorizing the
               establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(1)(c)      Record of Action, dated March 30, 1999, relating to the
               establishment of Sun Life of Canada (U.S.) Variable Account I*

1.A(3)(a)      Form of Marketing Coordination Agreement*

1.A(3)(b)      Specimen Sales Operations and General Agent Agreement

1.A(3)(c)      Schedule of Sales Commissions

1.A(3)(d)      Variable Life Insurance Supplement and Commission Schedule

1.A(3)(e)      Broker-Dealer Administrative Services Supervisory Agreement

1.A(5)(a)      Form of Flexible Premium Combination Fixed and Variable Life
               Insurance Policy

1.A(5)(b)      Form of Accelerated Benefits Rider*

1.A(5)(c)      Form of Accidental Death Benefit Rider*

1.A(5)(d)      Form of Payment of Stipulated Amount Rider*

1.A(5)(e)      Form of Waiver of Monthly Deductions Rider

1.A(5)(f)      Supplemental Insurance Rider

1.A(6)(a)      Certificate of Incorporation of Sun Life Assurance Company of
               Canada (U.S.)*

1.A(6)(b)      Bylaws of Sun Life Assurance Company of Canada (U.S.)*

1.A(8)(a)(i)   Form of Participation Agreement by and among AIM Variable
               Insurance Funds, Inc., AIM Distributors, Inc., Sun Life
               Assurance Company of Canada (U.S.), and Clarendon Insurance
               Agency, Inc.*

1.A(8)(a)(ii)  Amendment No. 1 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.*

1.A(8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.*

1.A(8)(b)      Form of Participation Agreement by and among The Alger American
               Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated*

1.A(8)(c)      Form of Participation Agreement by and among Goldman Sachs
               Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life
               Assurance Company of Canada (U.S.)*

1.A(8)(d)      Form of Participation Agreement by and among MFS/Sun Life Series
               Trust, Sun Life Assurance Company of Canada (U.S.), and
               Massachusetts Financial Services Company*

1.A(8)(e)      Form of Participation Agreement by and among Sun Life Assurance
               Company of Canada (U.S.), OCC Accumulation Trust, and OCC
               Distributors*

1.A(8)(f)      Form of Participation Agreement by and among Sun Life Assurance
               Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun
               Capital Advisers, Inc.*

1.A(10) Form of Application for Flexible Premium Combination Fixed and Variable Life Insurance Policy

1.A(11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

6.             Opinion and Consent of Georges Rouhart, FSA, MAAA

8.(a)          Powers of Attorney*

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*             Incorporated herein by reference.